Document and Entity Information	21 Months Ended
Sep. 30, 2012
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Sep 30, 2012
Trading Symbol	actn
Entity Registrant Name	Longhai Steel Inc.
Entity Central Index Key	0001296286
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 943,903	$ 2,765,153	$ 293,445
Accounts receivable	982,881	905,232	908,327
Inventory	2,954,852	3,633,190	8,500,770
Advance to suppliers	77,142,658	27,183,336	36,690,325
Tax receivable	370,099	3,643,142	276,638
Prepaid expenses	98,895	10,881	10,465
Notes receivable	474,196	15,727	226,867
Other current assets	1,575,632	2,376,867	6,350,750
Current deferred tax assets	90,915	65,964	74,976
Due from related parties	0	32,844,632	0
Total current assets	84,634,031	73,444,124	53,332,563
Property, plant and equipment, net	20,300,193	22,514,658	24,648,690
Intangible assets, net	35,906	42,463	0
Non-current deferred tax assets	119,192	53,864	0
TOTAL ASSETS	105,089,322	96,055,109	77,981,253
Current Liabilities
Accounts payable	12,566,650	8,093,254	8,355,457
Advance from customers	16,126,894	19,269,063	15,692,067
Income tax payable	7,891,782	6,467,260	5,701,872
Accrued liabilities	1,138,077	518,295	2,209,976
Tax payable	577,274	594,317	0
Loan from third party	0	3,625,069	0
Due to related party	2,690,635	0	1,531,755
Total current liabilities	40,991,312	38,567,258	33,491,127
Non-current deferred tax liabilities			170,686
TOTAL LIABILITIES	40,991,312	38,567,258	33,661,813
STOCKHOLDERS' EQUITY
Common Stock, .001 par value, 100,000,000 shares authorized, 12,105,421 and 10,050,418 shares issued and outstanding, respectively	12,105	10,050	10,000
Additional paid-in capital	4,642,339	3,194,658	3,173,897
Statutory reserve	1,475,198	1,475,198	1,475,198
Accumulated other comprehensive income	4,402,694	4,119,896	2,166,544
Retained earnings	53,565,674	48,688,049	37,493,801
TOTAL STOCKHOLDERS' EQUITY	64,098,010	57,487,851	44,319,440
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 105,089,322	$ 96,055,109	$ 77,981,253

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	12,105,421	10,050,418	10,000,000
Common Stock, Shares, Outstanding	12,105,421	10,050,418	10,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
From unrelated party	$ 93,758,058	$ 115,898,892	$ 386,858,763	$ 404,417,179	$ 600,465,272	$ 454,868,809
From related party	1,057,131	2,861,763	4,219,045	6,358,114	7,573,098	20,153,720
Revenues	94,815,189	118,760,655	391,077,808	410,775,293	608,038,370	475,022,529
Cost of revenue	(93,041,038)	(115,899,850)	(378,987,459)	(400,408,290)	(589,318,547)	(456,446,007)
Gross profit	1,774,151	2,860,805	12,090,349	10,367,003	18,719,823	18,576,522
Impairment on inventory valuation	0	(674,282)	0	(674,282)
General and administrative expenses	(610,521)	(133,552)	(2,118,953)	(1,243,942)	(1,603,272)	(2,408,214)
Selling expense	0	0	(400,741)	(5,599)
Other operation expenses	(993,193)	0	(1,493,530)	0
Income from operations	170,437	2,052,971	8,077,125	8,443,180	17,116,551	16,168,308
Interest income	94,448	2,078	99,203	5,332	8,619	5,047
Interest expense	(424,281)	(748,113)	(1,312,671)	(2,148,980)	(2,382,054)	(876,492)
Other income/(expenses)	(2,442)	(1,935)	11,541	(11,340)	(39,008)	(9,598)
Total other income and expenses	(332,275)	(747,970)	(1,201,927)	(2,154,988)	(2,412,443)	(881,043)
Income before income taxes	(161,838)	1,305,001	6,875,198	6,288,192	14,704,108	15,287,265
Income tax expense	(22,697)	(325,853)	(1,997,573)	(1,608,807)	(3,509,860)	(3,951,602)
Net income/(Loss)	(184,535)	979,148	4,877,625	4,679,385	11,194,248	11,335,663
Net Income per share - basic and diluted					$ 1.12	$ 1.14
Earnings/(Loss) per share - basic	$ (0.02)	$ 0.1	$ 0.45	$ 0.47
Earnings/(Loss) per share - diluted	$ (0.02)	$ 0.1	$ 0.44	$ 0.47
Weighted average shares outstanding - basic and diluted					10,001,401	9,965,068
Weighted average shares outstanding - basic	12,105,421	10,000,000	10,936,830	10,000,000
Weighted average shares outstanding - diluted	12,105,421	10,000,000	10,985,783	10,000,000
Net income/(loss)	(184,535)	979,148	4,877,625	4,679,385	11,194,248	11,335,663
Other comprehensive income/(loss)	(119,447)	468,874	282,798	1,536,979	1,953,352	1,359,726
Comprehensive income/(loss)	$ (303,982)	$ 1,448,022	$ 5,160,423	$ 6,216,364	$ 13,147,600	$ 12,695,389

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,877,625	$ 4,679,385	$ 11,194,248	$ 11,335,663
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	2,467,854	2,380,390	3,197,237	3,035,963
Deferred tax assets / liabilities	(89,673)	(211,467)	(219,351)	(1,280,927)
Amortization of intangible assets	3,082	0
Share-based payment expenses	249,736	145,322	20,761	519,006
Impairment for inventory obsolescence	0	674,282
Changes in operating assets and liabilities:
Accounts receivable	(73,070)	923,072	39,280	(866,783)
Notes receivable	(458,389)	(258,216)
Inventory	571,096	(21,307,130)	5,206,220	(5,877,616)
Advance to suppliers	(49,821,826)	(1,761,003)	10,968,601	(19,999,427)
Prepaid expenses and other current assets	725,298	6,437,432	4,226,875	(6,190,173)
Tax receivable	3,271,421	117,183	(3,724,511)	1,323,731
Due to / from related parties	35,701,398	1,519,935	(30,665,935)	1,738,889
Accounts payable	4,432,460	127,520	(595,055)	(7,520,512)
Accrued liabilities	687,341	272,685	(879,439)	(1,899,225)
Advance from customers	(6,883,039)	11,850,261	2,951,880	(18,226,423)
Income tax payable	1,391,810	(1,335,609)	538,246	3,215,403
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(2,946,876)	4,254,042	2,259,057	(40,692,431)
Cash flows from investing activities:
Cash received from related parties			0	42,410,230
Cash lending to related parties	0	(3,842,500)	(2,941,200)	0
Cash repaid by related parties	0	3,842,500	2,941,200	0
Cash paid for fixed assets purchased by related party	(70,275)	(615,092)	(885,585)	(1,158,010)
Cash paid for software	0	(38,906)
Trade notes receivable			220,178	(221,280)
Purchase of intangible assets			(42,463)	0
Purchase of property and equipment	(7,059)	(65,928)	(132,145)	(167,299)
CASH USED IN INVESTING ACTIVITIES	(77,334)	(719,926)	(840,015)	40,863,641
Cash flows from financing activities:
Cash repayment to related parties	0	(19,232,898)	(25,743,286)	(52,852,914)
Cash advance from related parties	0	16,766,878	22,935,157	52,852,914
Proceeds from common stock issued in private placement	1,200,000	0
Loan from third party			3,625,069	0
Borrowing from bank	4,700,063	0
Repayment to bank	(4,700,063)	0
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,200,000	(2,466,020)	816,940	0
Effect of exchange rate changes on cash	2,960	31,733	235,726	6,725
Net increase/(decrease) in cash and cash equivalents	(1,821,250)	1,099,829	2,471,708	177,935
Cash and cash equivalents, beginning balance	2,765,153	293,445	293,445	115,510
Cash and cash equivalents, ending balance	943,903	1,393,274	2,765,153	293,445
NON-CASH TRANSACTIONS
Common stock issuance - non cash			50	0
Assumption of VAT Liability from related party			963,345	0
SUPPLEMENTARY DISCLOSURE:
Interest paid	1,276,308	2,143,710	2,382,054	876,471
Income tax paid	$ 692,608	$ 3,155,819	$ 3,196,123	$ 2,017,078

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income [Member]	Retained Income [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 9,850	$ 2,655,041		$ 806,818	$ 27,633,336	$ 31,105,045
Beginning Balance (Shares) at Dec. 31, 2009	9,850,000
Issuance of shares for reverse merger	150	(150)
Issuance of shares for reverse merger (Shares)	150,000
Stock-based compensation		519,006				519,006
Allocation of statutory reserve			1,475,198		(1,475,198)
Foreign currency translation				1,359,726		1,359,726
Net income					11,335,663	11,335,663
Ending Balance at Dec. 31, 2010	10,000	3,173,897	1,475,198	2,166,544	37,493,801	44,319,440
Ending Balance (Shares) at Dec. 31, 2010	10,000,000
Stock-based compensation		20,761				20,761
Foreign currency translation				1,953,352		1,953,352
Net income					11,194,248	11,194,248
Issuance of common stock	50					50
Issuance of common stock (Shares)	50,418
Ending Balance at Dec. 31, 2011	$ 10,050	$ 3,194,658	$ 1,475,198	$ 4,119,896	$ 48,688,049	$ 57,487,851
Ending Balance (Shares) at Dec. 31, 2011	10,050,418

ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
ORGANIZATION AND BUSINESS OPERATIONS [Text Block]

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Longhai Steel Inc., a Nevada corporation (formerly Action Industries, Inc.) (“we”, “our” or the “Company”) was originally incorporated under the laws of the State of Georgia on December 4, 1995. On March 14, 2008, the Georgia corporation was merged with and into a newly formed Nevada corporation also named Action Industries, Inc. and all of the outstanding shares of the Georgia corporation were exchanged for shares in the surviving Nevada corporation.

On March 26, 2010, the Company completed a reverse acquisition transaction through a share exchange with Kalington Limited (“Kalington”), a Hong Kong entity established on November 5, 2009, and its shareholders, whereby the Company acquired 100% of the issued and outstanding capital stock of Kalington in exchange for 10,000 shares of our Series A Preferred Stock which constituted 98.5% of the Company’s issued and outstanding capital stock on an as-converted basis as of and immediately after the consummation of the reverse acquisition. On July 16, 2010, the Company effected a 1-for-125 reverse stock split of our issued and outstanding common stock (the “Reverse Stock Split”). Upon the date of the Reverse Stock Split all of the issued and outstanding shares of Series A Preferred Stock automatically converted into 9,850,000 shares of common stock. Following the effectiveness of the Reverse Stock Split and conversion of Series A Preferred Stock into common stock, there were 10,000,000 shares of our common stock issued and outstanding and no shares of preferred stock issued and outstanding. As a result of the reverse acquisition, Kalington became the Company’s wholly-owned subsidiary and the former stockholders of Kalington became our controlling stockholders. The share exchange transaction with Kalington and the Shareholders, was treated as a reverse acquisition for accounting and financial reporting purposes, with Kalington as the acquirer and the Company as the acquired party. After the reverse acquisition, the Company changed its name to Longhai Steel Inc.

As a result of the reverse acquisition transaction, the Company now owns all of the issued and outstanding capital stock of Kalington.

By virtue of its ownership in Kalington, the Company also owns Xingtai Kalington Consulting Service Co., Ltd. (“Kalington Consulting”), which is a wholly owned foreign subsidiary of Kalington and effectively and substantially controls Xingtai Longhai Wire Rod Co., Ltd. (“Longhai”), a leading producer of steel wire products in northeastern China, through a series of captive agreements known as variable interest agreements (the “VIE Agreements”) with Kalington Consulting.

Immediately prior to the reverse acquisition, the common stock of Kalington was owned by the following persons in the indicated percentages: William Hugh Luckman ( 3.51%); Wealth Index Capital Group LLC (a US company) ( 7.3%); K International Consulting Ltd. (a BVI company) ( 2.08%); Merrill King International Investment Consulting Ltd. (a BVI company) ( 0.31%); Shanchun Huang ( 3.12%); Xiucheng Yang ( 1.53%); Jianxin Wang ( 0.92%); Xingfang Zhang ( 29.45%); and Merry Success Limited (a BVI company) ( 51.78%) . Our former Chief Financial Officer and Director, Dr. Eberhard Kornotzki, directly controls the shares held by K International Consulting Ltd., and Chaojun Wang, our Chief Executive Officer, serves as a director of Merry Success Limited, our principal stockholder after the reverse acquisition, along with Jinhai Guo, its sole shareholder.

Kalington was established on November 5, 2009 in Hong Kong to serve as an intermediate holding company. Chaojun Wang currently serves as the directors of Kalington. Kalington Consulting was established in the PRC on March 18, 2010, and is 100% owned by Kalington. On March 5, 2010, the local government of the PRC issued a certificate of approval regarding the foreign ownership of Kalington Consulting. Chaojun Wang serves as the executive director of Kalington Consulting. Longhai, our operating variable interest entity (“VIE”), was established in the PRC on August 26, 2008, as a result of the carve-out of the division of Xingtai Longhai Steel Group Co., Ltd. (“Longhai Steel Group”), for the purpose of engaging in the production of steel wire. Chaojun Wang serves as the Chairman of the Board of Directors and General Manager of Longhai and owns 80% of the capital stock in Longhai. Longhai’s additional shareholders are Wealth Index International (Beijing) Investment Co., Ltd. ( 15% owner) and Wenyi Chen ( 5% owner). Chaojun Wang also owns 80% of the capital stock of and is the chief executive officer of Longhai Steel Group.

On March 19, 2010, prior to the reverse acquisition transaction, Kalington Consulting and Longhai entered into a series of agreements, the VIE Agreements, pursuant to which Longhai became Kalington Consulting’s VIE. The use of VIE agreements is a common structure used to acquire PRC corporations, particularly in certain industries in which foreign investment is restricted or forbidden by the PRC government. The VIE Agreements include:

  a Consulting Services Agreement through which Kalington Consulting has the right to advise, consult, manage and operate Longhai and collect and own all of the net profits of Longhai;
  an Operating Agreement through which Kalington Consulting has the right to recommend director candidates and appoint the senior executives of Longhai, approve any transactions that may materially affect the assets, liabilities, rights or operations of Longhai, and guarantee the contractual performance by Longhai of any agreements with third parties, in exchange for a pledge by Longhai of its accounts receivable and assets;
  a Proxy Agreement under which the three owners of Longhai have vested their collective voting control over Longhai to Kalington Consulting and will only transfer their respective equity interests in Longhai to Kalington Consulting or its designee(s);
  an Option Agreement under which the owners of Longhai have granted to Kalington Consulting the irrevocable right and option to acquire all of their equity interests in Longhai; and
  an Equity Pledge Agreement under which the owners of Longhai have pledged all of their rights, titles and interests in Longhai to Kalinton Consulting to guarantee Longhai’s performance of its obligations under the Consulting Services Agreement.

On March 18, 2010, prior to the reverse acquisition transaction, Mr. Wang entered into a call option agreement, the Merry Success Option Agreement, with Jinhai Guo, the sole shareholder of Merry Success Limited, pursuant to which, Mr. Wang has the right to acquire up to 100% or the shares of Merry Success Limited for fixed consideration within the next three years. The Merry Success Option Agreement also provides that Mr. Guo shall not dispose any of the shares of Merry Success Limited without Mr. Wang’s consent. As a result of the Merry Success Option Agreement, Chaojun Wang, our Chief Executive Officer, beneficially owns a majority of our capital stock and voting power, as well as of Longhai and Longhai Steel Group. Because of the common control between Kalington, Kalington Consulting and Longhai, for accounting purposes, the acquisition of these entities has been treated as a recapitalization with no adjustment to the historical basis of their assets and liabilities based on Financial Accounting Standards Board (“FASB”) rules on business combinations and transactions among entities under common control. The restructuring has been accounted for using a manner similar to pooling method of accounting and the operations were consolidated as if the restructuring had occurred as of the beginning of the earliest period presented in our consolidated financial statements and the current corporate structure had been in existence throughout the periods covered by our consolidated financial statements.

Prior to the reverse acquisition of Kalington, the Company was primarily in the business of providing prepaid long distance calling cards and other telecommunication products and was in the development stage and had not commenced planned principal operations. As a result of our reverse acquisition of Kalington, the Company no longer a shell company and active business operations were revived.

All of the Company’s business operations are now conducted through its Hong Kong and Chinese subsidiaries, Kalington and Kalington Consulting, respectively, and controlled affiliate, Longhai. The Company’s principal business is the production of steel wire ranging from 6mm to 10mm in diameter. The Company operates two wire production lines which have a combined annual capacity of approximately nine hundred thousand tons per year. The Company’s products are sold to a number of distributors who transport the wire to nearby wire processing facilities. The Company’s wire is then further processed by third party wire refiners into a variety of products such as nails, screws, and wire mesh for use in reinforced concrete and fencing. The Company’s facilities and head offices are located in the town of Xingtai in southern Hebei Province.

Kalington was established in Hong Kong on November 5, 2009 to serve as an intermediate holding company. Chaojun Wang currently serves as the director of Kalington. Kalington Consulting was established in the PRC on March 18, 2010.

Longhai was originally formed on August 26, 2008 as a carve-out from Longhai Steel Group of companies. Chaojun Wang serves as the Chairman of the Board of Directors and General Manager of Longhai and owns 80% of the capital stock of Longhai. Longhai’s additional shareholders are Wealth Index International (Beijing) Investment Co., Ltd. ( 15% owner) and Wenyi Chen ( 5% owner). Chaojun Wang also owns 80% of the capital stock of and is the Chief Executive Officer of Longhai Steel Group.

Longhai leases a five-story office space and the building which houses our production facilities from Longhai Steel Group, the Company’s related party. Until 2008, Longhai purchased 100% of its steel billet from Longhai Steel Group. Prior to 2009, the Company purchased our steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of our billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longhai, The price of the billets has been set through arm’s length negotiations with Longhai Steel Group. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in our production of steel wire. Longhai also purchases production utilities from Longhai Steel Group.

Prior to the reverse acquisition transaction, Mr. Wang entered into a call option agreement, the Merry Success Option Agreement, with Jinhai Guo, the sole shareholder of Merry Success Limited, pursuant to which, Mr. Wang has the right to acquire up to 100% or the shares of Merry Success Limited for fixed consideration within the next three years. The Merry Success Option Agreement also provides that Mr. Guo shall not dispose any of the shares of Merry Success Limited without Mr. Wang’s consent. As a result of the Merry Success Option Agreement, Chaojun Wang, our Chief Executive Officer, beneficially owns a majority of our capital stock and voting power, as well as of Longhai. Since there is common control between the Company and Longhai, for accounting purposes, the acquisition of Longhai has been treated as a recapitalization with no adjustment to the historical basis of the assets and liabilities of the consolidated company based on FASB rules on business combinations and transactions among entities under common control. The restructuring has been accounted for using the “as if” pooling method of accounting and the operations were consolidated as if the restructuring had occurred as of the beginning of the earliest period presented in our consolidated financial statements and the current corporate structure had been in existence throughout the periods covered by our consolidated financial statements.

Summarized below is the information related to the consolidated VIE’s assets and liabilities as of December 31, 2011 and 2010, respectively:

	December 31,
	2011	2010
ASSETS
Current Assets
Cash and cash equivalents	$2,658,657	$191,570
Accounts receivable, net	905,232	908,327
Inventory, net	3,633,190	8,500,770
Advance to suppliers	27,183,336	36,690,323
Tax receivable	3,048,825	276,638
Prepaid expenses	10,881	10,465
Notes receivable	15,727	226,867
Other current assets	2,376,867	6,350,749
Current deferred tax assets	65,964	74,976
Due from related parties	32,844,632	-
Total current assets	72,743,311	53,230,685

Property, plant and equipment, net	22,514,658	24,648,688
Intangible assets	42,463	-
Non-current deferred tax assets	53,864	-
TOTAL ASSETS	$95,354,296	$77,879,373

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$8,093,254	$8,355,457
Advance from customers	19,269,063	15,692,066
Short-term borrowing	3,625,069	-
Income tax payable	6,467,167	5,701,872
Accrued liabilities	416,485	2,107,965
Due to related party	-	1,531,755
Total current liabilities	37,871,038	33,389,115

Non-current deferred tax liabilities	-	170,686

TOTAL LIABILITIES	$37,871,038	$33,559,801

Only the assets of the VIE can be used to settle the obligations of the VIE. Conversely, liabilities recognized by the consolidated VIE do not represent additional claims on the Company’s assets. For the year ended December 31, 2011, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $608,038,370, cost of sales of approximately $589,318,547, operating expenses of approximately $1,681,844 and net income of approximately $11,113,109. For the year ended December 31, 2010, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $475,022,529, cost of sales of approximately $456,446,007, operating expenses of approximately $1,889,208 and net income of approximately $11,854,806.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Longhai Steel Inc., a Nevada corporation (formerly Action Industries, Inc.) (“we”, “our” or the “Company”) was originally incorporated under the laws of the State of Georgia on December 4, 1995. On March 14, 2008, the Georgia corporation was merged with and into a newly formed Nevada corporation also named Action Industries, Inc. and all of the outstanding shares of the Georgia corporation were exchanged for shares in the surviving Nevada corporation.

On March 26, 2010, the Company completed a reverse acquisition transaction through a share exchange with Kalington Limited (hereafter referred to as “Kalington”), a Hong Kong entity established on November 5, 2009, and its shareholders, whereby the Company acquired 100% of the issued and outstanding capital stock of Kalington in exchange for 10,000 shares of our Series A Preferred Stock which constituted 98.5% of the Company’s issued and outstanding capital stock on an as-converted basis as of and immediately after the consummation of the reverse acquisition. On July 16, 2010, the Company effected a 1-for-125 reverse stock split of our issued and outstanding common stock (the “Reverse Stock Split”). Upon the date of the Reverse Stock Split all of the issued and outstanding shares of Series A Preferred Stock automatically converted into 9,850,000 shares of common stock. Following the effectiveness of the Reverse Stock Split and conversion of Series A Preferred Stock into common stock, there were 10,000,418 shares of our common stock issued and outstanding and no shares of preferred stock issued and outstanding. As a result of the reverse acquisition, Kalington became the Company’s wholly-owned subsidiary and the former stockholders of Kalington became our controlling stockholders. The share exchange transaction with Kalington and the Shareholders, was treated as a reverse acquisition for accounting and financial reporting purposes, with Kalington as the acquirer and the Company as the acquired party. After the reverse acquisition, the Company changed its name to Longhai Steel Inc.

As a result of the reverse acquisition transaction, the Company now owns all of the issued and outstanding capital stock of Kalington.

By virtue of its ownership in Kalington, the Company also owns Kalington Consulting, which is a wholly owned foreign subsidiary of Kalington and effectively and substantially controls Xingtai Longhai Wire Rod Co., Ltd (“Longhai”), a leading producer of steel wire products in northeastern China, through a series of captive agreements known as variable interest agreements (the “VIE Agreements”) with Kalington Consulting.

Immediately prior to the reverse acquisition, the common stock of Kalington was owned by the following persons in the indicated percentages: William Hugh Luckman ( 3.51%); Wealth Index Capital Group LLC (a US company) ( 7.3%); K International Consulting Ltd. (a BVI company) ( 2.08%); Merrill King International Investment Consulting Ltd. (a BVI company) ( 0.31%); Shanchun Huang ( 3.12%); Xiucheng Yang ( 1.53%); Jianxin Wang ( 0.92%); Xingfang Zhang ( 29.45%); and Merry Success Limited (a BVI company) ( 51.78%) . Our former Chief Financial Officer and Director, Dr. Eberhard Kornotzki, directly controls the shares held by K International Consulting Ltd., and Chaojun Wang, our Chief Executive Officer, serves as a director of Merry Success Limited, our principal stockholder after the reverse acquisition, along with Jinhai Guo, its sole shareholder.

Kalington was established on November 5, 2009 in Hong Kong to serve as an intermediate holding company. Chaojun Wang currently serves as the directors of Kalington. Kalington Consulting was established in the PRC on March 18, 2010, and is 100% owned by Kalington. On March 5, 2010, the local government of the PRC issued a certificate of approval regarding the foreign ownership of Kalington Consulting. Chaojun Wang serves as the executive director of Kalington Consulting. Longhai, our operating VIE, was established in the PRC on August 26, 2008, as a result of the carve-out of the division of the Xingtai Longhai Steel Group Co., Ltd (“Longhai Steel Group”), for the purpose of engaging in the production of steel wire. Chaojun Wang serves as the Chairman of the Board of Directors and General Manager of Longhai and owns 80% of the capital stock in Longhai. Longhai’s additional shareholders are Wealth Index International (Beijing) Investment Co., Ltd. ( 15% owner) and Wenyi Chen ( 5% owner). Chaojun Wang also owns 80% of the capital stock of and is the chief executive officer of the Longhai Steel Group.

On March 19, 2010, prior to the reverse acquisition transaction, Kalington Consulting and Longhai entered into a series of agreements, the VIE Agreements, pursuant to which Longhai became Kalington Consulting’s variable interest entity. The use of VIE agreements is a common structure used to acquire PRC corporations, particularly in certain industries in which foreign investment is restricted or forbidden by the PRC government. The VIE Agreements include:

  A Consulting Services Agreement through which Kalington Consulting has the right to advise, consult, manage and operate Longhai and collect and own all of the net profits of Longhai;

  an Operating Agreement through which Kalington Consulting has the right to recommend director candidates and appoint the senior executives of Longhai, approve any transactions that may materially affect the assets, liabilities, rights or operations of Longhai, and guarantee the contractual performance by Longhai of any agreements with third parties, in exchange for a pledge by Longhai of its accounts receivable and assets;

  a Proxy Agreement under which the three owners of Longhai have vested their collective voting control over Longhai to Kalington Consulting and will only transfer their respective equity interests in Longhai to Kalington Consulting or its designee(s);

  an Option Agreement under which the owners of Longhai have granted to Kalington Consulting the irrevocable right and option to acquire all of their equity interests in Longhai; and

  an Equity Pledge Agreement under which the owners of Longhai have pledged all of their rights, titles and interests in Longhai to Kalinton Consulting to guarantee Longhai’s performance of its obligations under the Consulting Services Agreement.

Pursuant to the VIE Agreements, the Company through its wholly-owned subsidiary, Kalington Consulting, was granted with decision making rights and power over key strategic and operational functions that would significantly impact the Longhai or the VIE’s economic performance, which includes, but is not limited to, advise, consult, manage and operate Longhai and collect and own all of the net profits of Longhai; recommend director candidates and appoint the senior executives of Longhai, approve any transactions that may materially affect the assets, liabilities, rights or operations of Longhai; and guarantee the contractual performance by Longhai of any agreements with third parties Under these agreements, the Company has the absolute and exclusive right to enjoy economic benefits similar to equity ownership through the VIE Agreements with Longhai and their shareholders.

Longhai is deemed to be a VIE since, by design, its total equity investments at risk lack the ability to make decisions about its activities that have a significant effect on its success.

The Company consolidates with the VIE because it is deemed to have a controlling financial interest in the VIE due to its:

a.	Power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and
b.	Obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE.

On March 18, 2010, prior to the reverse acquisition transaction, Mr. Wang entered into a call option agreement, the Merry Success Option Agreement,with Jinhai Guo, the sole shareholder of Merry Success Limited, which was the majority shareholder of Kalingon prior to the reverse acquisition, pursuant to which Mr. Wang was granted the right to acquire up to 100% of the sh ares of Merry Success Limited for fixed consideration within the next three years. The Merry Success Option Agreement al so provides that Mr. Guo shall not dispose of any of the shares of Merry Success Limited without Mr. Wang’s consent. As a result of the Merry Success Option Agreement, right after the reverse acquisition transaction, Mr. Wang beneficially own ed a majority of our capital stock and voting power, as well as of Longhai and Longhai Steel Group. Because of the common control between Kalington, Kalington Consulting and Longhai, for accounting purposes, the acquisition of these entities has been treated as a recapitalization with no adjustment to the historical basis of their assets and liabilities based on Financial Accounting Standards Board (FASB) rules on business combinations and transactions among entities under common control. The restructuring has been accounted for using a manner similar to pooling method of accounting and the operations were consolidated as if the restructuring had occurred as of the beginning of the earliest period presented in our consolidated financial statements and the current corporate structure had been in existence throughout the periods covered by our consolidated financial statements.

Prior to the reverse acquisition of Kalington, the Company was primarily in the business of providing prepaid long distance calling cards and other telecommunication products and was in the development stage and had not commenced planned principal operations. As a result of our reverse acquisition of Kalington, the Company no longer a shell company and active business operations were revived.

All of the Company’s business operations are now conducted through its Hong Kong and Chinese subsidiaries, Kalington and Kalington Consulting, respectively, and controlled affiliate, Longhai. The Company’s principal business is the production of steel wire ranging from 5.5mm to 18mm in diameter. The Company operates two wire production lines which have a combined annual capacity of approximately 1.5 million metric tons (MMT) per year. The Company’s products are sold to a number of distributors who transport the wire to nearby wire processing facilities. The Company’s wire is then further processed by third party wire refiners into a variety of products such as nails, screws, and wire mesh for use in reinforced concrete and fencing. The Company’s facilities and head offices are located in the town of Xingtai in southern Hebei Province.

Longhai leases a five-story office space and the building which houses our production facilities from the Longhai Steel Group, the Company’s related party. Until 2008, Longhai purchased 100% of its steel billet from the Longhai Steel Group. Prior to 2009, the Company purchased our steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of our billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longha, The price of the billets has been set through arm’s length negotiations with Longhai Steel Group. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in our production of steel wire. Longhai also purchases production utilities from the Longhai Steel Group.

Summarized below is the information related to the consolidated VIE’s assets and liabilities as of September 30, 2012 and December 31, 2011, respectively:

	September 30, 2012	December 31, 2011
	(Unaudited)
ASSETS
Current Assets
Cash and cash equivalents	$528,668	$2,658,657
Accounts receivable	982,881	905,232
Inventory	2,954,852	3,633,190
Advance to suppliers	77,142,658	27,183,336
Tax receivable	370,099	3,643,142
Prepaid expenses	23,136	10,881
Notes receivable	474,196	15,727
Other current assets	1,575,632	2,376,867
Current deferred tax assets	90,915	65,964
Due from related parties	-	32,844,632
Total current assets	84,143,037	73,337,628

Property, plant and equipment, net	20,300,193	22,514,658
Intangible assets, net	35,907	42,463
Non-current deferred tax assets	119,191	53,864
TOTAL ASSETS	$104,598,328	$95,948,613

LIABILITIES
Current Liabilities
Accounts payable	12,566,650	8,093,254
Advance from customers	16,126,894	19,269,063
Loan from third party	-	3,625,069
Tax payable	577,274	594,317
Income tax payable	7,891,732	6,467,167
Due to related parties	2,690,635	-
Accrued liabilities	1,037,378	416,485
Total current liabilities	40,890,563	38,465,355
TOTAL LIABILITIES	$40,890,563	$38,465,355

Only the assets of the VIE can be used to settle the obligations of the VIE. Conversely, liabilities recognized by the consolidated VIE do not represent additional claims on the Company’s assets. For the nine months ended September 30, 2012 and 2011 respectively, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $391,077,808 and $410,775,293, cost of sales of approximately $378,987,459 and $400,408,290, operating expenses of approximately $2,947,800 and $1,923,823, and net income of approximately $5,941,736 and $4,679,385. For the quarter ended September 30, 2012 and 2011 respectively, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $94,815,189 and $118,760, 655, cost of sales of approximately $93,041,038 and $115,899,850, operating expenses of approximately $1,253,819 and $953,063, and net income of approximately $165,535 and $830,647, respectively.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements as of December 31, 2011 and 2010 and for the years then ended have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations.

All significant inter-company balances and transactions have been eliminated in consolidation. Certain prior period numbers are reclassified to conform to current period presentation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Longhai Steel Inc. and its 100% -owned subsidiary Kalington and VIE Longhai for the year ended December 31, 2011 and 2010. All significant inter-company accounts and transactions were eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those estimates.

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade and bills receivables. As of December 31, 2011 and 2010, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC, which management believes are of high credit quality. With respect to trade receivables, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for trade receivables and maintains an allowance for doubtful accounts of trade receivables.

The Company operates principally in the PRC and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income/(loss). Other comprehensive income refers to revenue, expenses, gains and losses that under generally accepted accounting principles are recorded as an element of stockholders’ equity but are excluded from net income. During the periods presented, other comprehensive income (loss) includes cumulative translation adjustment from foreign currency translation.

Foreign Currency Transactions

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s PRC subsidiaries is the Renminbi (“RMB”). Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at exchange rates in effect at the balance sheet date; with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the year. Gains and losses from foreign currency transactions are recorded in other comprehensive income.. The functional currency is the local currency for all non-U.S. subsidiaries.

The balance sheet amounts at December 31, 2011, with the exception of shareholders’ equity, were translated at the exchange rate of 6.3585 RMB to the U.S. $1.00 compared to the exchange rate of 6.6118 RMB to the U.S. $1.00 at December 31, 2010. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December, 2011 and 2010 was 6.4640 RMB and 6.77891 RMB to the U.S. $1.00, respectively.

Translation adjustments resulting from this process are included in “accumulated other comprehensive income” in the consolidated statement of stockholders’ equity and were $4,119,896 and $2,166,544 as of December 31, 2011 and 2010, respectively.

Cash and Cash Equivalents

For Statement of Cash Flows purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with original maturity of three months or less, when purchased, to be cash and cash equivalents. The Company maintains cash with various banks and trust companies located in China. Cash accounts are not insured or otherwise protected. Should any bank or trust company holding cash deposits become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash on deposit with that particular bank or trust company.

Accounts Receivable

The Company’s policy is to maintain reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Accounts are written off against the allowance when it becomes evident collection will not occur. As of December 31, 2011 and 2010, the accounts receivable was $905,232 and $908,327, respectively. There was no allowance for doubtful accounts balance as of December 31, 2011 and 2010.

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to the point of sale and putting them in a saleable condition. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. Our reserve requirements generally increase as our projected demand requires; or decrease due to market conditions and product life cycle changes. The Company estimates the demand requirements based on market conditions, forecasts prepared by its customers, sales contracts and orders on hand.

In addition, the Company estimates net realizable value based on intended use, current market value and inventory ageing analyses. The Company writes down inventories for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventories and their estimated net realizable value based upon assumptions about future demand and market conditions. Historically, the actual net realizable value closely approximated management’s estimate.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Gains or losses on disposals are reflected as gain or loss in the year of disposal. All ordinary repair and maintenance costs are expensed as incurred. Expenditures for maintenance and repairs are expensed as incurred. Major renewals and betterments are charged to the property accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed in the current period.

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of assets as set outlined below.

Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

Impairment of Long-Lived Assets

In accordance with Accounting Standards Codification (“ASC”) 360, “Property, Plant and Equipment,” the Company reviews the carrying values of long-lived assets, including property, plant and equipment and other intangible assets, whenever facts and circumstances indicate that the assets may be impaired. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs of disposal. For 2011 and 2010, the Company performed an annual impairment review of long-lived assets and concluded that there was no impairment loss.

Revenue Recognition

The Company recognizes sales in accordance with ASC Topic 605 Revenue Recognition.

The Company recognizes revenue when all the four following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services were rendered, (iii) the price to the customer is fixed or determinable and, (iv) collection of the resulting receivable is reasonably assured.

Revenue is not recognized until title and risk of loss is transferred to the customer, which occurs upon delivery of goods, and objective evidence exists that customer acceptance provisions were met.

The Company bases its estimates on historical experience taking into consideration the type of products sold, the type of customer, and the type of specific transaction in each arrangement. Revenues represent the invoiced value of goods, net of value added tax (“VAT”).

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers. Deposits or advance payments from customers prior to delivery of goods and passage of title of goods are recorded as advances from customers.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes.” Under this method, deferred income taxes are recognized for the estimated tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts and each year-end based on enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized when, in management’s opinion, it is more likely than not that some portion of the deferred tax assets will not be realized. The provision for income taxes represents current taxes payable net of the change during the period in deferred tax assets and liabilities.

Earnings Per Share

The Company reports earnings per share in accordance with the provisions of ASC 260 “Earnings Per Share.” ASC 260 requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock using the treasury method.

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income position at the calculation dates. As of December 31, 2011 and 2010 respectively, the stock options issued to the Company’s former executive of 150,000 shares and 100,000 shares were anti-dilutive and excluded from the calculation of diluted earnings per share.

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurements and Disclosures,” adopted January 1, 2008, defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current receivables and payables qualify as financial instruments. Management concluded the carrying values are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
  Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivables, other receivables, accounts payable, notes payable. Cash and cash equivalents consist primarily of high rated money market funds at a variety of well-known institutions with original maturities of three months or less. Restricted cash represents time deposits on account to secure short-term bank loans and notes payable. Management estimates that the carrying amounts of the non related party financial instruments approximate their fair values due to their short-term nature.

Recent Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. This guidance is effective for interim and annual periods beginning after December 15, 2011. These changes become effective for the Company on January 1, 2012. Other than the additional disclosure requirements, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for annual periods beginning on or after December 15, 2011 and interim and annual periods thereafter. These changes become effective for the Company on January 1, 2012. Other than the change in presentation, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

FASB has issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments to FASB ASC in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Coinciding with the release of ASU No. 2011-11, the IASB has issued Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to IFRS 7). This amendment requires disclosures about the offsetting of financial assets and financial liabilities common to those in ASU No. 2011-11. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Other than the additional disclosure requirements, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

In December 2011, FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of AOCI in both net income and OCI on the face of the financial statements. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Companies should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated balance sheet as of December 31, 2011, which has been derived from audited financial statements, and the unaudited interim consolidated financial statements as of September 30, 2012 and for the three and nine months periods ended September 30, 2012 and 2011 have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures, which are normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), have been condensed or omitted pursuant to such rules and regulations, although we believe that the disclosures made are adequate to provide for fair presentation. The interim financial information should be read in conjunction with the Financial Statements and the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, previously filed with the SEC.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s consolidated financial position as of September 30, 2012, its consolidated results of operations and cash flows for the three and nine month periods ended September 30, 2012 and 2011, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Longhai Steel Inc. and its 100% owned subsidiary Kalington and variable interest entity (“VIE”) Longhai as of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011. All significant inter-company accounts and transactions were eliminated in consolidation. Certain prior period numbers are reclassified to conform to current period presentation.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include revenues; the allowance for doubtful receivables; recoverability of the carrying amount of inventory; fair values of financial instruments; and the assessment of deferred tax assets or liabilities. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from these estimates.

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, foreign currency exchange rates and the volatility of public markets.

Concentration of Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade and bills receivables. As of September 30, 2012 and December 31, 2011, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC, which management believes are of high credit quality. With respect to trade receivables, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for trade receivables. The Company operates principally in the PRC and grants credit to some of its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under generally accepted accounting principles are recorded as an element of stockholders’ equity but are excluded from net income. During the periods presented, other comprehensive income includes cumulative translation adjustment from foreign currency translation. In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for annual periods beginning on or after December 15, 2011 and interim and annual periods thereafter. These changes become effective for the Company on January 1, 2012. Other than the change in presentation, management has determined that the adoption of these changes has no material impact on the Company’s Consolidated Financial Statements.

Foreign Currency Transactions

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s PRC subsidiaries is the Renminbi (RMB). Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at exchange rates in effect at the balance sheet date; with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the period.

Transactions denominated in currencies other than the functional currency are translated into the functional currency. The resulting exchange differences are included in the determination of net income of the consolidated financial statements for the respective periods.

The balance sheet amounts at September 30, 2012, with the exception of shareholders’ equity, were translated at the exchange rate of 6.3265 RMB to the U.S. $1.00 compared to the exchange rate of 6.3585 RMB to the U.S. $1.00 at December 31, 2011. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the nine months ended September 30, 2012 and 2011 was 6.3180 RMB and RMB6.4893 to the U.S. $1.00, respectively. The average translation rates applied to the income statement amounts for three months ended September 30, 2012 and 2011 was RMB6.3302 and RMB6.3444 to the U.S. $1.00, respectively.

Translation adjustments resulting from this process are included in "accumulated other comprehensive income" in the consolidated statement of stockholders’ equity and were $4,402,694 and $4,119,896 as of September 30, 2012 and December 31, 2011, respectively.

Cash and Cash Equivalents

For Statement of Cash Flows purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with original maturity of three months or less, when purchased, to be cash and cash equivalents. The Company maintains cash with various banks and trust companies located in China. Cash accounts are not insured or otherwise protected. Should any bank or trust company holding cash deposits become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash on deposit with that particular bank or trust company.

Accounts Receivable

The Company’s policy is to maintain reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Accounts are written off against the allowance when it becomes evident collection will not occur. As of September 30, 2012 and December 31, 2011, the accounts receivable was $982,881 and $905,232, respectively, with no allowance for doubtful accounts balance as of September 30, 2012 and December 31, 2011.

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to the point of sale and putting them in a saleable condition. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. Our inventory requirements generally increase as our projected demand requires; or decrease due to market conditions and product life cycle changes. The Company estimates the demand requirements based on market conditions, sales contracts and orders in hand.

In addition, the Company estimates net realizable value based on intended use, current market value and inventory aging analyses. The Company writes down inventories for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventories and their estimated net realizable value based upon assumptions about future demand and market conditions. Historically, the actual net realizable value has been close to management’s estimate.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Gains or losses on disposals are reflected as gain or loss in the year of disposal. All ordinary repair and maintenance costs are expensed as incurred. Expenditures for maintenance and repairs are expensed as incurred. Major renewals and betterments are charged to the property accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed in the current period.

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of assets as set outlined below.

Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

Impairment of Long-Lived Assets

In accordance with ASC 360, “Property, Plant and Equipment”, the Company reviews the carrying values of long-lived assets, including property, plant and equipment and other intangible assets, whenever facts and circumstances indicate that the assets may be impaired. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs of disposal. For the nine months ended September 30, 2012 and 2011, the Company did not record any impairment loss for long-lived assets.

Revenue Recognition

The Company recognizes sales in accordance with ASC Topic 605 Revenue Recognition. The Company recognizes revenue when the following criteria are met:

(i)	persuasive evidence of an arrangement exists;

(ii)	delivery has occurred or services were rendered;

(iii)	the price to the customer is fixed or determinable and,

(iv)	collection of the resulting receivable is reasonably assured.

Revenue is not recognized until title and risk of loss is transferred to the customer, which occurs upon delivery of goods, and objective evidence exists that customer acceptance provisions were met.

The Company bases its estimates on historical experience taking into consideration the type of products sold, the type of customer, and the type of specific transaction in each arrangement. Revenues represent the invoiced value of goods, net of value added tax (“VAT”).

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers. Deposits or advance payments from customers prior to delivery of goods and passage of title of goods are recorded as advanced from customers.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for the estimated tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts and each year-end based on enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized when, in management’s opinion, it is more likely than not that some portion of the deferred tax assets will not be realized. The provision for income taxes represents current taxes payable net of the change during the period in deferred tax assets and liabilities.

Earnings (Loss) Per Share

The Company reports earnings (loss) per share in accordance with the provisions of ASC 260 “Earnings Per Share”. ASC 260 requires presentation of basic and diluted earnings (loss) per share in conjunction with the disclosure of the methodology used in computing such earnings (loss) per share. Basic earnings (loss) per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock using the treasury method.

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income (loss) position at the calculation dates. In January 2012, the Company issued 300,000 stock options to the Company’s Senior Vice President Mr. Steve Ross and 100,000 stock options to three independent directors. In April 2012, the 300,000 stock options to the executive officer and 30,000 stock options to a former independent director were cancelled. Meanwhile on April 14, 2012 the Company and Mr. Steve Ross entered into a restricted shares grant agreement (the “Restricted Shares Grant Agreement”) pursuant to which Mr. Ross was granted 290,000 shares of common stock, par value $0.001 (“Common Stock”) with such restricted stock vesting on April 14, 2012, the fair value of the restricted stock equal to the quoted market value on April 14, 2012 of $1.2. For the nine months ended September 30, 2012, these options were dilutive and included in the calculation of diluted earnings per share. For the three months ended September 30, 2012, these options were anti-dilutive and not included in the calculation of earnings per share.

In May 2012, the Company issued 30,000 stock options to a new independent director, the calculated fair value of the grant at grant date was $0.37 each share with a total of $11,100 using Black-Scholes option-pricing model. For the three and nine months ended September 30, 2012, the option granted to the new independent director was anti-dilutive and not included in the calculation of earnings per share.

On May 11, 2012, Longhai Steel Inc. entered into a securities purchase agreement (the “ Securities Purchase Agreement ”) with certain accredited investors (the “ Investors ”) pursuant to which the Company agreed to sell to the Investors 1,600,000 units for $0.75 per unit, for total proceeds of $1.2 million. Each unit entitles the Investors to purchase one share of the Company’s common stock at $0.75 per share and a three-year warrant to purchase one-half of one share of common stock at the exercise price of $1.00 per share (the “ Warrants ”). The closing of the transactions occurred on June 6, 2012 upon the fulfillment of closing conditions contained in the Securities Purchase Agreement. The Company uses Black-Scholes option-pricing model to estimate the fair value of the warrants. The fair value of warrants was estimated on the date of grant. Valuation assumptions used in the Black-Scholes model for warrants issued include: (1) discount rate of 1.575% based on United States Treasury yield in effect at the time of the grant, (2) expected term of 3 years as the expiration date of the warrants, (3) expected volatility of 51.9%, and (4) zero expected dividend. The calculated fair value of the grant at grant date was $176,000. No warrants were exercised during the nine months ended September 30, 2012. For the Securities Purchase Agreement , the Company signed an agreement with Network 1 Financial Securities, Inc. (the “Placement Agent) as the placement agent. According to the agreement, at the initial closing, and at each subsequent closing, the Company shall pay to the Placement Agent a commission equal to 10% of the aggregate purchase price of the securities sold by the Placement Agent. The Company will also issue to the Placement Agent or its designees warrants to purchase 10% of the total shares sold in the offering with a $1 exercise price expiring in three years and a cashless exercise option. The Company will also pay to Placement Agent 3% of the offering proceeds as non-accountable expenses. A total of $156,000 cash commission and 160,000 shares of warrants was grant to the Placement Agent. Such commission directly attributable to the offering charged against the gross proceeds of the offering. For the three and nine months ended September 30, 2012, these options were anti-dilutive and not included in the calculation of diluted earnings per share.

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurements and Disclosures”, adopted January 1, 2008, defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current receivables and payables qualify as financial instruments. Management concluded the carrying values are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

  Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivables, other receivables, accounts payable, notes payable. Cash and cash equivalents consist primarily of high rated money market funds at a variety of well-known institutions with original maturities of three months or less. Restricted cash represents deposits on account to secure notes payable. Management estimates that the carrying amounts of the non related party financial instruments approximate their fair values due to their short-term nature.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

INVENTORY	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
INVENTORY [Text Block]

NOTE 3 – INVENTORY

Inventory as of December 31, 2011 and 2010 were as follows:

	As of December 31,
	2011	2010
Raw material	$354,785	$235,152
Finished goods	868,348	6,423,029
Spareparts inventory	2,410,057	1,842,589
Total inventory	$3,633,190	$8,500,770

NOTE 4 – INVENTORY

	September 30, 2012	December 31,2011
	(Unaudited)
Raw material	$345,355	$354,785
Finished goods	159,657	868,348
Spare parts inventory	2,449,840	2,410,057

Total inventory	$2,954,852	$3,633,190

ADVANCE TO SUPPLIERS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
ADVANCE TO SUPPLIERS [Text Block]

NOTE 4 – ADVANCE TO SUPPLIERS

	As of December 31,
	2011	2010
Advance to suppliers	$27,183,336	$36,690,325

Advance to suppliers represents amounts prepaid for raw materials. The advances are applied against amounts due to the supplier as the materials are received.

NOTE 5 – ADVANCE TO SUPPLIERS

	September 30, 2012	December 31, 2011
	(Unaudited)
Advance to suppliers	$77,142,658	$27,183,336

Advance to suppliers represents amounts prepaid for raw materials. The advances are applied against amounts due to the supplier as the materials are received.

TAX RECEIVABLE	12 Months Ended
Dec. 31, 2011
TAX RECEIVABLE [Text Block]

NOTE 5 – TAX RECEIVABLE

Tax receivable as of December 31, 2011 and 2010 were as follows:

	As of December 31,
	2011	2010
VAT deductable	$3,643,142	$900,740
Other tax payable	(594,317)	(624,102)
Total tax receivable	$3,048,825	$276,638

OTHER CURRENT ASSETS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
OTHER CURRENT ASSETS [Text Block]

NOTE 6 – OTHER CURRENT ASSETS

As of December 31, 2011 and 2010, unverified input VAT was $2,376,867 and $6,350,750, respectively. Unverified input VAT represents input VAT amount that were pending verification through local tax bureau. The balance as of December 31, 2011 was fully verified and offset against output VAT in January 2012.

NOTE 7 – OTHER CURRENT ASSETS

	September 30, 2012	December 31, 2011
	(Unaudited)
Unverified input VAT	$1,493,970	$2,376,867
Staff advance	81,662	-

Total other current assets	$1,575,632	$2,376,867

As of September 30, 2012 and December 31, 2011, there was $1,493,970 and $2,376,867 unverified input VAT that represents input VAT amount that were pending verification through local tax bureau.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	As of December 31,
	2011	2010
Plant and building	8,029,268	7,721,664
Machinery and equipment	20,839,312	20,014,123
Office furniture and equipment	9,058,075	8,686,807
Transportation equipment	182,075	96,988

Total property, plant and equipment	38,108,730	36,519,582
Less: accumulated depreciation	(15,594,072)	(11,870,892)

Total property, plant and equipment, net	$22,514,658	$24,648,690

Depreciation for the years ended December 31, 2011 and 2010 was $3,197,237 and $3,035,963, respectively.

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT

As of September 30, 2012 and December 31, 2011, property, plant and equipment consisted of the following:

	September 30, 2012	December 31, 2011
	(Unaudited)
Plant and building	$8,069,881	$8,029,268
Machinery and equipment	20,982,760	20,839,312
Office furniture and equipment	9,202,043	9,058,075
Transportation equipment	182,996	182,075

Total property, plant and equipment	38,437,680	38,108,730
Less: accumulated depreciation	(18,137,487)	(15,594,072)

Total property, plant and equipment, net	$20,300,193	$22,514,658

Depreciation for the nine months ended September 30, 2012 and 2011 was $2,467,854 and $2,380,390, respectively. Depreciation for the three months ended September 30, 2012 and 2011 was $822,888 and $804,588, respectively.

RELATED PARTY BALANCE AND TRANSCATIONS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
RELATED PARTY BALANCE AND TRANSCATIONS [Text Block]

NOTE 8 - RELATED PARTY BALANCE AND TRANSACTIONS

Due from Related Parties

As of December 31, 2011 and 2010, due from related parties was summarized as follows:

	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd. (Longhai Steel Group)	$32,844,632	$-

The Company made payment to Longhai Steel Group, a related party under the control of Mr. Wang Chaojun, the Company’s Chief Executive Officer, as advance to suppliers. As of December 31, 2011 and 2010, the advance payments to Longhai Steel Group were $31,812,188 and 0, respectively. The remaining balance includes $1,603,266 on receivable from related party for sales of steel scrap, $365,876 on other receivables from related party and offset by $936,698 on accrued expenses of facility rental to related party.

In 2010, the Company offered customers sales discounts in return for cash deposits. These cash deposits were subsequently loaned to Longhai Steel Group. In consideration for the foregoing loans, the Company received reimbursements from Longhai Steel Group on sales discounts to third party customers in the amount of $1,527,203 in 2010. The Company recorded these reimbursements as earned finance income which is included in net revenue. In 2011, the Company no longer provided such services to its related parties.

In May 2010, the Company placed an order for steel billet with Xingtai Shenrui Trading Company (“Xingtai Shenrui”), a related party under indirect control of Mr. Wang Chaojun, the Company’s Chief Executive Officer and gave Xingtai Shenrui a cash deposit in the amount of $15,244,809 in connection with this order. The order was subsequently cancelled and the cash deposit was returned in full by August 4, 2010. There is no such transaction with Xingtai Shenrui in 2011.

Due to Related Party

The Company purchases gas and other utilities used in the production of steel wire, from Longhai Steel Group, a related party under the control of Mr. Wang Chaojun, the Company’s Chief Executive Officer. Due to related party related to such utilities was summarized as follows:

	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd.	$-	$1,531,755

Related Party Transactions

Revenue

During the years ended December 31, 2011 and 2010, the Company sold scrap metal to members of the Longhai Group of companies in the amount of $7,573,098 and $4,703,287, respectively. Revenue from the sale of steel wire to Xingtai Shenrui during the years ended December 31, 2011 and 2010, was $0 and $15,450,433, respectively. These amounts are included in the Company’s income statement as revenue.

Purchase of Billet

In 2011, the Company purchased $13,498,213 billet directly from Longhai Steel Group. The Company also made purchases from Longhai Steel Group through independent third party trading companies suppliers in the amount of $543,391,510 and $450,299,668 in 2011 and 2010, respectively.

Prior to 2009, the Company purchased our steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from independent third party trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of our billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longhai, The price of the billets has been set through arm’s length negotiations with Longhai Steel Group and based on the published daily commodity index price. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in our production of steel wire.

Expenses

During the years ended December 31, 2011 and 2010, the Company purchased gas and other utilities from Longhai Steel Group in the amount of $3,006,870 and $5,267,131, respectively.

In addition, Longhai Steel Group rents office and workshop space to the Company. Rent expense for the years ended December 31, 2011 and 2010 was $932,420 and $28,593, respectively.

Short-term Loan to Related Party

On June 30, 2011, the Company lent $2,941,200 (19 million RMB) to our related party, Longhai Steel Group for operational purposes. The term of the loan is two months and bears interest at 0.999% monthly rate. We noted the loan to related party is in violation to Sarbanes-Oxley Act of 2002, including Section 402’s prohibition against personal loans to directors and executive officers, either directly or indirectly. The loan may subject us and our chief executive officer to possible criminal, civil or administrative sanctions, penalties, or investigations, in addition to potential private securities litigation. The loan has short term of two months and we intended to settle the outstanding loan balance within the time period noted here. By September 13, 2011, the related party has fully repaid the loan to us.

NOTE 9 - RELATED PARTY BALANCE AND TRANSACTIONS

Due (to)/ from related parties

As of September 30, 2012 and December 31, 2011, due (to)/ from related parties was summarized as follows:

	September 30, 2012	December 31, 2011
	(Unaudited)
Xingtai Longhai Steel Group Co., Ltd.	$(2,690,635)	$32,844,632

As of September 30, 2012 and December 31, 2011, the advance payments to Longhai Steel Group were $0 and $31,812,188, respectively. The remaining balance includes $1,195,612 received in advance and $1,603,266 on receivable from related party for sales of steel scrap, $297,546 and $365,876 on other receivables from related party, and offset by $1,792,569 and $936,698 on accrued expenses of facility rental to related party.

Related party transactions

Revenue

During the nine months ended September 30, 2012 and 2011, the Company sold scrap metal to Longhai Steel Group in the amount of $4,219,045 and $6,358,114, respectively. During the three months ended September 30, 2012 and 2011, the Company sold scrap metal to members of the Longhai Group in the amount of $1,057,131 and $2,861,763, respectively. These amounts are included in the Company’s income statement as revenue from related party.

Purchase of billet

During the nine months ended September 30, 2012 and 2011, the Company purchased $12,874,129 and $nil billet directly from Longhai Steel Group. The Company also made purchases from Longhai Steel Group through independent third party trading companies in the amount of $345,730,177 and $403,725,352 during nine months ended September 30, 2012 and 2011, respectively. During the three months ended September 30, 2012 and 2011, the Company purchased $nil and $nil directly from Longhai Steel Group. The Company also made purchases from Longhai Steel Group through independent third party trading companies in the amount of $86,103,218 and $139,428,211 during the three months ended September 30, 2012 and 2011, respectively.

Prior to 2009, the Company purchased steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from independent third party trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of the Company’s billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longhai. The price of the billets has been set through arm’s length negotiations with Longhai Steel Group and based on the published daily commodity index price. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’ s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in the Company’s production of steel wire.

Expenses

During the nine months ended September 30, 2012 and 2011, the Company purchased gas and other utilities from the Longhai Steel Group in the amount of $1,889,770 and $2,610,339, respectively. During the three months ended September 30, 2012 and 2011, the Company purchased gas and other utilities from the Longhai Group in the amount of $390,409 and $1,021,332, respectively.

In addition, the Longhai Steel Group rents office and workshop space to the Company. Rent expense for the nine months ended September 30, 2012 and 2011 was $1,688,479 and $404,042, respectively. Rent expense for the three months ended September 30, 2012 and 2011 was $564,500 and $389,243, respectively.

Short-term loan to related party

On June 30, 2011, the Company lent $3,817,500 or 25 million RMB to its related party, Longhai Steel Group for operational purposes. The term of the loan is two months and bears interest at 0.999% monthly rate. The loan has short term of two months and settled the balance within the time period noted here. By September 3, 2011, the related party had fully repaid the loan to the Company.

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES [Text Block]

NOTE 9 - ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES

As of December 31, 2011 and 2010, the accounts payable, advances from customers and accrued liabilities of the Company were summarized as follows:

	As of December 31,
	2011	2010
Accounts payable	$8,093,254	$8,355,457
Advances from customers	19,269,063	15,692,067
Income tax payable	6,467,260	5,701,872

Accrued liabilities and other payables:
– payroll payable	263,856	198,171
– accrued utility	-	103,096
– customer deposits	-	801,790
– payable for equipment purchased	144,660	1,004,907
– others	109,779	102,012
Subtotal of accrued expenses and other payables	$518,295	$2,209,976

LOAN FROM THRID PARTY	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
LOAN FROM THRID PARTY [Text Block]

NOTE 10 – LOAN FROM THIRD PARTY

The Company borrowed funds from a third party vendor in 2011. The short-term borrowing does not have a fixed maturity date and is due on demand. The annual interest rate is 20%. The outstanding balance was $3,625,069 and $nil as of December 31, 2011 and 2010 respectively.

NOTE 12 – LOAN FROM THRID PARTY

The Company borrowed funds from a third party vendor in 2011. The annual interest rate on the borrowing is 20% and is due on demand. The total outstanding borrowing balance was $0 and $3,625,069 as of September 30, 2012 and December 31, 2011 respectively. The interest expense incurred for the loan was $274,757 and $551,144 for the nine months ended September 30, 2012 and 2011, respectively.

INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
INTEREST EXPENSE [Text Block]

NOTE 11 – INTEREST EXPENSE

The Company receives bank acceptances from its customers and discounts the bank acceptances in banks and borrows funds from third parties in order to enhance cash flow. .Interest expense for years ended December 31, 2011 and 2010 as follows:

	Year ended December 31,
	2011	2010
Bank acceptance discount expenses	$1,733,864	$876,492
Other interest expenses	648,190	-
Total interest expenses	$2,382,054	$876,492

INCOME TAX	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
INCOME TAX [Text Block]	NOTE 12 - INCOME TAX

Longhai and Kalington Consulting are governed by the Income Tax Law of the PRC, and are subject to PRC enterprise income tax. Effective from January 1, 2008, the EIT rate of PRC was changed from 33% of to 25%, and applies to both domestic and foreign invested enterprises on income reported in the statutory financial statements after appropriate tax adjustments.

The following table summarizes the temporary differences which result in deferred tax assets and liabilities as of December 31, 2011 and 2010:

	As of December 31,
	2011	2010
Current deferred tax assets:
Payroll deductible in next year	$65,964	$74,976
Total current deferred tax assets	65,964	74,976
Non-current deferred tax assets:
Depreciation of fixed assets	53,864	-
Total non-current deferred tax assets	53,864	-
Total deferred tax assets	$119,828	$74,976

Non-current deferred tax liabilities:
Depreciation of fixed assets	$-	$170,686
Total deferred tax liabilities	$-	$170,686

Net current deferred tax assets	65,964	74,976
Net non-current deferred tax assets	53,864	-
Net non-current deferred tax liabilities	-	170,686

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2011 and 2010:

	Year ended December 31,
	2011		2010
US statutory rates	34.0%		34.0%
Tax rate difference	(9.0%	)	(9.0%	)
Non deductible expense/(non-taxable income)	(1.1%	)	0.8%

Tax per financial statements	23.9%		25.8%

NOTE 13 - INCOME TAX

Longhai is governed by the Income Tax Law of the PRC, which are generally subject to tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

The following table summarizes the temporary differences which result in deferred tax assets and liabilities as of September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31,2011
	(Unaudited)
Current deferred tax assets:
Expenses deductible in next period	$90,915	$65,964
Total current deferred tax assets	90,915	65,964
Non-current deferred tax assets:
Depreciation of fixed assets	119,192	53,864
Total non-current deferred tax assets	119,192	53,864
Total deferred tax assets	$210,107	$119,828

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the nine months ended September 30, 2012 and 2011:

	2012		2011
	(Unaudited)		(Unaudited)
US statutory rates	34.0%		34.0%
Tax rate difference	( 9.0%	)	( 9.0%	)
Non deductible expense	4.1%		0.6%
Tax per financial statements	29.1%		25.6%

SHAREHOLDERS EQUITY	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SHAREHOLDERS EQUITY [Text Block]

NOTE 13– SHAREHOLDERS’ EQUITY

Our PRC subsidiary is required under PRC laws and regulations to allocate at least 10% of our annual after-tax profits determined in accordance with PRC GAAP to a statutory general reserve fund until the amounts in said fund reach 50% of our PRC subsidiary’s registered capital. Allocations to these statutory reserve funds can only be used for specific purposes and are not transferable to us in the form of loans, advances or cash dividends.

NOTE 14 – SHAREHOLDERS’ EQUITY

Statutory Reserve

Our PRC subsidiary is required under PRC laws and regulations to allocate at least 10% of our annual after-tax profits determined in accordance with PRC GAAP to a statutory general reserve fund until the amounts in said fund reach 50% of our PRC subsidiary’s registered capital. Allocations to these statutory reserve funds can only be used for specific purposes and are not transferable to us in the form of loans, advances or cash dividends.

Securities Purchase Agreement

On May 11, 2012, Longhai Steel Inc. entered into a securities purchase agreement (the “ Securities Purchase Agreement ”) with certain accredited investors (the “ Investors ”) pursuant to which the Company agreed to sell to the Investors 1,600,000 units for $0.75 per unit, for total proceeds of $1.2 million. Each unit entitles the Investors to purchase one share of the Company’s common stock at $0.75 per share and a three-year warrant to purchase one-half of one share of common stock at the exercise price of $1.00 per share (the “ Warrants ”). The total shares issued to the Investors were 1,600,000 (the “ Shares ”), representing approximately 13.3% of the issued and outstanding capital stock of the Company on a fully-diluted basis as of and immediately after consummation of the transactions contemplated by the Securities Purchase Agreement. 800,000 Warrants were issued as a result of the Securities Purchase Agreement, the fair value of the Warrants deducted the additional paid-in capital generated from issuance of the Shares. The closing of the transactions occurred on June 6, 2012 upon the fulfillment of closing conditions contained in the Securities Purchase Agreement.

The Company uses Black-Scholes option-pricing model to estimate the fair value of its warrants. The fair value of warrants was estimated on the date of grant. Valuation assumptions used in the Black-Scholes model for warrants issued include: (1) discount rate of 1.575% based on United States Treasury yield in effect at the time of the grant, (2) expected term of 3 years as the expiration date of the warrants, (3) expected volatility of 51.9%, and (4) zero expected dividend. The calculated fair value of the grant at grant date was $176,000. No warrants were exercised during the nine months ended September 30, 2012.

For the Securities Purchase Agreement , the Company signed an agreement with Network 1 Financial Securities, Inc. (the “Placement Agent) as the placement agent. According to the agreement, at the initial closing, and at each subsequent closing, the Company shall pay to the Placement Agent a commission equal to 10% of the aggregate purchase price of the securities sold by the Placement Agent. The Company will also issue to the Placement Agent or its designees warrants to purchase 10% of the total shares sold in the offering with a $1 exercise price expiring in three years and a cashless exercise option. The Company will also pay to Placement Agent 3% of the offering proceeds as non-accountable expenses. A total of $156,000 cash commission and 160,000 shares of warrants was grant to the Placement Agent. Such commission directly attributable to the offering charged against the gross proceeds of the offering.

Stock award to officers

On April 14, 2012 the “Company” and Mr. Steve Ross, the Company’s Senior Vice President, entered into a restricted shares grant agreement (the “Restricted Shares Grant Agreement”) pursuant to which Mr. Ross was granted 290,000 shares of common stock, par value $0.001 (“Common Stock”) with such restricted stock vesting on April 14, 2012. Meanwhile, the option agreement, dated December 21, 2011, between the Company and Mr. Ross was cancelled. All the remaining fair value of the cancelled option of and the incremental fair value were recorded at the replacement date in April. The total compensation cost was the incremental cost of $26,427 plus the fair value of the cancelled award of $171,533. The calculated fair value was 0.5718 per share with a total of $171,533 using Black-Scholes option-pricing model. The incremental cost of the replacement award of $26,427 equals to the fair value of the new award over the fair value of the original awards at the cancellation date. Fair value of the new awards equal to the quoted market price of the stock on the replacement date, which is $1.2 each share with a total fair value of $348,000, and the fair value of the original awards at the replacement date was $1.072 each share with a total fair value of $321,573.

On April 14, 2012, the Company’s board of directors (the “Board”) approved the issuance of 30,000 shares of the Company’s Common Stock to each of Mr. Heyin Lv, the Company’s Chief Financial Officer, Ms. Dongni Han, the Board Secretary and Ms. Dongmei Pan, the Chief Technology Officer. Using fair market price at the grant date of $1.2 per share at the grant date, the total fair value of the stock grant at the grant date was $108,000.

STOCK OPTION PLAN	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
STOCK OPTION PLAN [Text Block]

NOTE 14– STOCK OPTION PLAN

On April 1, 2010, the Company granted a newly appointed executive officer, Dr. Kornotzki, a 5-year option to purchase 200,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $6.00 on a cash exercise basis. Half of the options are immediately exercisable and one-fourth will vest on each anniversary date of the grant over the next two years.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock options. The fair value of options was estimated on the date of grant. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.63% based upon United States Treasury yields in effect at the time of the grant, (2) expected term of 2.875 years based upon simplified calculations due to the limited period of time the Company’s equity shares have been publicly traded, (3) expected volatility of 88%, and (4) zero expected dividends. The calculated fair value of the grant at grant date was $664,328. During 2011, $20,761 was recorded as stock option expense. On July 15, 2011, the Dr. Kornotzki resigned as our CFO and director. He did not exercise any of his options within six months after the resignation. The exercisable and vested options are considered expired and no longer exercisable. None of the unvested stock option expense was recognized.

NOTE 15– STOCK OPTION PLAN

On April 1, 2010, the Company granted a newly appointed executive officer a 5-year option to purchase 200,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $6.00, the fair market value of the stock on the date of grant. Half of the options are immediately exercisable and one-fourth will vest on each anniversary date of the grant over the next two years.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock options. The fair value of options was estimated on the date of grant. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.63% based upon United States Treasury yields in effect at the time of the grant, (2) expected term of 2.875 years based upon simplified calculations due to the limited period of time the Company’s equity shares have been publicly traded, (3) expected volatility of 88%, and (4) zero expected dividends. The calculated fair value of the grant at grant date was $664,328.

On July 15, 2011, the executive officer covered by this stock option agreement Dr. Kornotzki resigned as our CFO and director. He did not exercise any of his options within nine months after the resignation. The exercisable and vested options are considered expired and no longer exercisable. And none of the unvested stock option expense was recognized.

On January 1, 2012, the Company granted a newly appointed executive officer a 3-year option to purchase 300,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.13 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

On January 11, 2012, the Company granted three newly appointed board directors a 3-year option to purchase 100,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.70 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

In April 2012, the 300,000 stock options issued to executive officer and 30,000 stock options issued to an independent director were cancelled.

On May 4, 2012, the Company granted one newly appointed board director a 3-year option to purchase 30,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.82 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

The fair value of options was estimated on the date of grant. The calculated fair value of the grant to executive officer at grant date was $171,533 and the calculated fair value of the grant to board directors in January 2012 at grant date was $21,367 using Black-Scholes option-pricing model. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.486% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected term of 3 years according to the option plan, (3) expected volatility of 55.0%, and (4) zero expected dividends. The calculated fair value of the grant to board director in May 2012 at grant date was $11,100 using Black-Scholes option-pricing model. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.486% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected term of 3 years based according to the option plan, (3) expected volatility of 55.1%, and (4) zero expected dividends.

During nine months period ended September 30, 2012 and 2011, the stock option expense plus the replacement award expenses recognized was $226,486 and $145,322 respectively. During three months period ended September 30, 2012 and 2011, the stock option expense recognized was $3,951 and $93, respectively.

COMMITMENTS AND CONTINGECIES	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
COMMITMENTS AND CONTINGECIES [Text Block]

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Lease Commitment

Longhai leases land, office building and a steel wire production facility from its related party, Longhai Steel Group. The lease of land and office building started from October 1, 2008, as amended, ,with no specific lease period, the annual lease fee is $29,986. The lease of steel wire production facility started from August 1, 2011, the term of the lease is 5 years with annual with payment of $2,165,842.

Lease commitment for steel wire production facility is as follows:

Amount
Within 1 year	$2,165,842
1 year to 2 years	2,165,842
2 year to 3 years	2,165,842
3 years to 4 years	2,165,842
4 years to 5 years	1,263,408
over 5 years	-
Total	$9,926,776

Social Insurance for Employees

According to the prevailing laws and regulations of the PRC, the Company is required to cover its employees with medical, retirement and unemployment insurance programs. Management believes that due to the transient nature of its employees, the Company does not need to provide all employees with such social insurances, and has paid the social insurances for the Company’s employees who have completed three months’ continuous employment with the Company.

In the event that any current or former employee files a complaint with the PRC government, the Company may be subject to making up the social insurances as well as administrative fines. As the Company believes that these fines would not be material, no provision has been made in this regard.

Tax Issues

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Social insurance for employees

According to the prevailing laws and regulations of the PRC, the Company is required to cover its employees with medical, retirement and unemployment insurance programs. Management believes that due to the transient nature of its employees, the Company does not need to provide all employees with such social insurances, and has paid the social insurances for the Company’s employees who have completed three months’ continuous employment with the Company.

In the event that any current or former employee files a complaint with the PRC government, the Company may be subject to making up the social insurances as well as administrative fines. As the Company believes that these fines would not be material, no provision has been made in this regard.

Tax issues

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

Lease commitment

Longhai leases land, office building and a steel wire production facility from its related party, Longhai Steel Group, the Company’s related party. The lease of land and office building started from October 1, 2008, with no specific lease period, the annual rent is $29,986. The lease of steel wire production facility started from August 1, 2011, the term of the lease is 5 years with annual payment of $2,212,914.

Lease commitment for steel wire production facility is as follows:

Amount
Within 1 year	$2,212,914
1 year to 2 years	2,212,914
2 years to 3 years	2,212,914
3 years to 4 years	1,844,095

Total	$8,482,837

OPERATING RISKS	12 Months Ended
Dec. 31, 2011
OPERATING RISKS [Text Block]

NOTE 16 - OPERATING RISKS

Country Risk

Currently, the Company’s revenues are primarily derived from the sale of steel wire to customers in the PRC. The Company hopes to expand its operations to other countries, however, such expansion has not commenced and there is no assurance that the Company will be able to achieve such expansion. Therefore, a downturn or stagnation in the economic environment of the PRC could have a material adverse effect on the Company’s financial condition.

Products Risk

In addition to competing with other manufacturers of steel wires, the Company competes with larger PRC companies which have greater funds available for expansion, marketing, research and development and the ability to attract more qualified personnel. These PRC companies may be able to offer products at a lower price. There can be no assurance the Company will remain competitive should this occur.

Exchange Risk

The Company cannot guarantee the Renminbi, US dollar exchange rate will remain steady, therefore the Company could post the same profit for two comparable periods and post higher or lower profit depending on exchange rate of Renminbi and US dollars. The exchange rate could fluctuate depending on changes in the political and economic environments without notice.

(d) Political Risk

Currently, PRC is in a period of growth and is openly promoting business development in order to bring more business into PRC. Additionally PRC currently allows a Chinese corporation to be owned by a United States corporation. If the laws or regulations relating to ownership of a Chinese corporation are changed by the PRC government, the Company’s ability to operate the PRC subsidiaries could be affected.

Interest Risk

The Company is exposed to interest rate risk arising from short-term variable rate borrowings from time to time. The Company’s future interest expense will fluctuate in line with any change in borrowing rates. The Company does not have any derivative financial instruments as of December 31, 2011 and believes its exposure to interest rate risk is not material.

MAJOR CUSTOMERS AND MAJOR SUPPLIERS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
MAJOR CUSTOMERS AND MAJOR SUPPLIERS [Text Block]

NOTE 17 - MAJOR CUSTOMERS AND MAJOR SUPPLIERS

The Company generated 40% and 15.8% of its revenues from three customers during the years ended December 31, 2011 and 2010 respectively. The following table lists customers whose sales amount is above 10% of total sales.

Customer Name	Sales 2011	Percentage	Sales 2010	Percentage
Customer A	92,972,492	15%	49,176,417	10.3%
Customer B	76,088,946	13%	25,919,678	5.5%
Customer C	75,671,322	12%	-	-
Total	244,732,760	40%	75,096,095	15.8%

Advance from customer of these three companies accounted for 9.6%, 0.3% and 0 of total balance as of December 31, 2011. As of December 31, 2010, there were no advances from these companies.

Longhai purchased all its steel billets directly or indirectly through vendors from Longhai Steel Group, a related party during 2010 and 2011.

NOTE 17 - MAJOR CUSTOMERS AND MAJOR VENDORS

The Company generated 18% and 15.8% of its revenues from two customers for the nine months ended September 30, 2012 and 2011 respectively. The following table lists customers whose sales amount is above 10% of total sales.

	Nine Months Ended September 30,
	2012		2011
Sales to customer A	$63,118,350	16%	$71,909,130	18%

Sales to customer B	$7,270,852	2%	$75,416,990	18%

Longhai purchased all its steel billets directly or indirectly through vendors from Longhai Steel Group, a related party during the nine months ended September 2012 and 2011.

RESTRICTED NET ASSET	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSET [Text Block]

NOTE 18 – RESTRICTED NET ASSET

As all of the Company’s business operations are now conducted through its PRC subsidiary and VIE, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from its PRC subsidiary and VIE. Relevant PRC statutory laws and regulations permit payments of dividends by its PRC subsidiary and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiary and VIE included in the Company’s consolidated net assets are also nondistributable for dividend purposes.

In accordance with the PRC regulations on Enterprises with Foreign Investment, a wholly foreign owned enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly foreign owned enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Kalington Consulting is subject to the above mandated restrictions on distributable profits. Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide for a discretionary surplus reserve, at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Longhai is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations, the Company’s PRC subsidiary and VIE are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2011, net assets restricted in the aggregate, which includes paid-in capital and statutory reserve funds of the Company’s PRC subsidiary and VIE that are included in the Company’s consolidated net assets, was approximately $4.2 million.

The New PRC Enterprise Income Tax (“EIT”) Law, which was effected on January 1, 2008, also imposed a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous EIT law. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Holding companies in Hong Kong, for example, will be subject to a 5% rate. Kalington Consulting is invested by its immediate holding company in Hong Kong and will be entitled to the 5% preferential withholding tax rate upon distribution of the dividends to its immediate holding company.

The ability of the Company’s PRC subsidiaries to make dividends and other payments to the Company may also be restricted by changes in applicable foreign exchange and other laws and regulations.

Foreign currency exchange regulation in China is primarily governed by the following rules:

  Foreign Exchange Administration Rules (1996), as amended in August 2008, or the Exchange Rules;
  Administration Rules of the Settlement, Sale and Payment of Foreign Exchange (1996), or the Administration Rules.

Currently, under the Administration Rules, Renminbi is freely convertible for current account items, including the distribution of dividends, interest payments, trade and service related foreign exchange transactions, but not for capital account items, such as direct investments, loans, repatriation of investments and investments in securities outside of China, unless the prior approval of the State Administration of Foreign Exchange ( “SAFE”) is obtained and prior registration with SAFE is made. Foreign-invested enterprises like Kalington that need foreign exchange for the distribution of profits to its shareholders may effect payment from their foreign exchange accounts or purchase and pay foreign exchange rates at the designated foreign exchange banks to their foreign shareholders by producing board resolutions for such profit distribution. Based on their needs, foreign-invested enterprises are permitted to open foreign exchange settlement accounts for current account receipts and payments of foreign exchange along with specialized accounts for capital account receipts and payments of foreign exchange at certain designated foreign exchange banks.

Although the current exchange rules allow the convertibility of Chinese Renminbi into foreign currency for current account items, conversion of Chinese Renminbi into foreign exchange for capital items, such as foreign direct investment, loans or securities, requires the approval of SAFE, which is under the authority of the People’s Bank of China. These approvals, however, do not guarantee the availability of foreign currency conversion. The Company cannot be sure that it will be able to obtain all required conversion approvals for its operations or the Chinese regulatory authorities will not impose greater restrictions on the convertibility of Chinese Renminbi in the future. Currently, most of the Company’s retained earnings are generated in Renminbi. Any future restrictions on currency exchanges may limit the Company’s ability to use its retained earnings generated in Renminbi to make dividends or other payments in U.S. dollars or fund possible business activities outside China.

As of December 31, 2011, there were approximately $49 million retained earnings in the aggregate, which were generated by the Company’s PRC subsidiary and VIE in Renminbi included in the Company’s consolidated net assets, aside from the $1.5 million statutory reserve funds, that may be affected by increased restrictions on currency exchanges in the future and accordingly may further limit the Company’s PRC subsidiary’ and VIE’s ability to make dividends or other payments in U.S. dollars to the Company, in addition to the approximately $4.2 million restricted net assets discussed above.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Text Block]

NOTE 19 – SUBSEQUENT EVENTS

On January 1, 2012, the Company granted a newly appointed executive officer a 3-year option to purchase 300,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.13 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

On January 11, 2012, the Company granted three newly appointed board directors a 3-year option to purchase 100,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.70 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock options. The fair value of options was estimated on the date of grant. The calculated fair value of the grant to executive officer at grant date was $171,533.The calculated fair value of the grant to board directors at grant date was $21,367.

CASH AND CASH EQUIVALENTS	21 Months Ended
Sep. 30, 2012
CASH AND CASH EQUIVALENTS [Text Block]

NOTE 3 – CASH AND CASH EQUIVALENTS

Cash and cash equivalent as of September 30, 2012 and December 31, 2011 were as follows:

	September 30, 2012	December 31,2011
	(Unaudited)
Cash on hand	$47,210	$5,996
Cash in bank	896,693	2,759,157

Total cash and cash equivalents	$943,903	$2,765,153

NOTES RECEIVABLE	21 Months Ended
Sep. 30, 2012
NOTES RECEIVABLE [Text Block]
NOTE 6 – NOTES RECEIVABLE

	September 30, 2012	December 31, 2011
	(Unaudited)
Notes receivable	$474,196	$15,727

Notes receivable represents bank acceptance bills that were not redeemed at the bank. The Company uses bank acceptance bills regularly as method of payment between the Company and its customers. The Company has an internal policy requiring most bank acceptance bills to be redeemed by the end of each calendar year. However, there is no such requirement regarding the end of quarter.

ADVANCE FROM CUSTOMERS	21 Months Ended
Sep. 30, 2012
ADVANCE FROM CUSTOMERS [Text Block]
NOTE 10 – ADVANCE FROM CUSTOMERS

	September 30, 2012	December 31, 2011
	(Unaudited)
Advance from customers	$16,126,894	$19,269,063

Advance from customers represents amounts received for wire rods. The advances are applied against amounts due from customers as the wire rods are delivered.

ACCRUED EXPENSES AND OTHER PAYABLES	21 Months Ended
Sep. 30, 2012
ACCRUED EXPENSES AND OTHER PAYABLES [Text Block]

NOTE 11 – ACCRUED LIABILITIES

As of September 30, 2012 and December 31, 2011, the accrued liabilities of the Company were summarized as follows:

	September 30, 2012	December 31, 2011
	(Unaudited)
Accrued liabilities:
– payroll payable	$363,661	$263,856
– payable for equipment purchased	75,211	144,660
– loan due to 3 rd party	553,228	144,660
– others	145,977	109,779
Total of accrued liabilities	$1,138,077	$518,295

OTHER OPERATION EXPENSES	21 Months Ended
Sep. 30, 2012
OTHER OPERATION EXPENSES [Text Block]

NOTE 18 – OTHER OPERATION EXPENSES

In the first quarter of 2012, the leased production line at Longhai PRC was temporarily closed for January and reopened in February because of insufficient customer demand and shortage of steel billet supply during Chinese New Year period. Again, in the third quarter of 2012, the line was shut down due to insufficient material supply. A total of $1,493,530 of manufacturing overhead expense was charged to other operation expenses.

Summary of Significant Accounting Policies (Policies)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
Basis of Presentation [Policy Text Block]

Basis of Presentation

The accompanying consolidated financial statements as of December 31, 2011 and 2010 and for the years then ended have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations.

All significant inter-company balances and transactions have been eliminated in consolidation. Certain prior period numbers are reclassified to conform to current period presentation.

Basis of Presentation

The accompanying consolidated balance sheet as of December 31, 2011, which has been derived from audited financial statements, and the unaudited interim consolidated financial statements as of September 30, 2012 and for the three and nine months periods ended September 30, 2012 and 2011 have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures, which are normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), have been condensed or omitted pursuant to such rules and regulations, although we believe that the disclosures made are adequate to provide for fair presentation. The interim financial information should be read in conjunction with the Financial Statements and the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, previously filed with the SEC.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s consolidated financial position as of September 30, 2012, its consolidated results of operations and cash flows for the three and nine month periods ended September 30, 2012 and 2011, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Principles of Consolidation [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Longhai Steel Inc. and its 100% -owned subsidiary Kalington and VIE Longhai for the year ended December 31, 2011 and 2010. All significant inter-company accounts and transactions were eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Longhai Steel Inc. and its 100% owned subsidiary Kalington and variable interest entity (“VIE”) Longhai as of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011. All significant inter-company accounts and transactions were eliminated in consolidation. Certain prior period numbers are reclassified to conform to current period presentation.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include revenues; the allowance for doubtful receivables; recoverability of the carrying amount of inventory; fair values of financial instruments; and the assessment of deferred tax assets or liabilities. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from these estimates.

Risks and Uncertainties [Policy Text Block]

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, foreign currency exchange rates and the volatility of public markets.

Concentration of Risk [Policy Text Block]

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade and bills receivables. As of December 31, 2011 and 2010, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC, which management believes are of high credit quality. With respect to trade receivables, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for trade receivables and maintains an allowance for doubtful accounts of trade receivables.

The Company operates principally in the PRC and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Concentration of Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade and bills receivables. As of September 30, 2012 and December 31, 2011, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC, which management believes are of high credit quality. With respect to trade receivables, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for trade receivables. The Company operates principally in the PRC and grants credit to some of its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Comprehensive Income [Policy Text Block]

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income/(loss). Other comprehensive income refers to revenue, expenses, gains and losses that under generally accepted accounting principles are recorded as an element of stockholders’ equity but are excluded from net income. During the periods presented, other comprehensive income (loss) includes cumulative translation adjustment from foreign currency translation.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under generally accepted accounting principles are recorded as an element of stockholders’ equity but are excluded from net income. During the periods presented, other comprehensive income includes cumulative translation adjustment from foreign currency translation. In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for annual periods beginning on or after December 15, 2011 and interim and annual periods thereafter. These changes become effective for the Company on January 1, 2012. Other than the change in presentation, management has determined that the adoption of these changes has no material impact on the Company’s Consolidated Financial Statements.

Foreign Currency Translation [Policy Text Block]

Foreign Currency Transactions

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s PRC subsidiaries is the Renminbi (“RMB”). Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at exchange rates in effect at the balance sheet date; with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the year. Gains and losses from foreign currency transactions are recorded in other comprehensive income.. The functional currency is the local currency for all non-U.S. subsidiaries.

The balance sheet amounts at December 31, 2011, with the exception of shareholders’ equity, were translated at the exchange rate of 6.3585 RMB to the U.S. $1.00 compared to the exchange rate of 6.6118 RMB to the U.S. $1.00 at December 31, 2010. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December, 2011 and 2010 was 6.4640 RMB and 6.77891 RMB to the U.S. $1.00, respectively.

Translation adjustments resulting from this process are included in “accumulated other comprehensive income” in the consolidated statement of stockholders’ equity and were $4,119,896 and $2,166,544 as of December 31, 2011 and 2010, respectively.

Foreign Currency Transactions

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s PRC subsidiaries is the Renminbi (RMB). Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at exchange rates in effect at the balance sheet date; with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the period.

Transactions denominated in currencies other than the functional currency are translated into the functional currency. The resulting exchange differences are included in the determination of net income of the consolidated financial statements for the respective periods.

The balance sheet amounts at September 30, 2012, with the exception of shareholders’ equity, were translated at the exchange rate of 6.3265 RMB to the U.S. $1.00 compared to the exchange rate of 6.3585 RMB to the U.S. $1.00 at December 31, 2011. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the nine months ended September 30, 2012 and 2011 was 6.3180 RMB and RMB6.4893 to the U.S. $1.00, respectively. The average translation rates applied to the income statement amounts for three months ended September 30, 2012 and 2011 was RMB6.3302 and RMB6.3444 to the U.S. $1.00, respectively.

Translation adjustments resulting from this process are included in "accumulated other comprehensive income" in the consolidated statement of stockholders’ equity and were $4,402,694 and $4,119,896 as of September 30, 2012 and December 31, 2011, respectively.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

For Statement of Cash Flows purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with original maturity of three months or less, when purchased, to be cash and cash equivalents. The Company maintains cash with various banks and trust companies located in China. Cash accounts are not insured or otherwise protected. Should any bank or trust company holding cash deposits become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash on deposit with that particular bank or trust company.

Cash and Cash Equivalents

For Statement of Cash Flows purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with original maturity of three months or less, when purchased, to be cash and cash equivalents. The Company maintains cash with various banks and trust companies located in China. Cash accounts are not insured or otherwise protected. Should any bank or trust company holding cash deposits become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash on deposit with that particular bank or trust company.

Accounts Receivable [Policy Text Block]

Accounts Receivable

The Company’s policy is to maintain reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Accounts are written off against the allowance when it becomes evident collection will not occur. As of December 31, 2011 and 2010, the accounts receivable was $905,232 and $908,327, respectively. There was no allowance for doubtful accounts balance as of December 31, 2011 and 2010.

Accounts Receivable

The Company’s policy is to maintain reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Accounts are written off against the allowance when it becomes evident collection will not occur. As of September 30, 2012 and December 31, 2011, the accounts receivable was $982,881 and $905,232, respectively, with no allowance for doubtful accounts balance as of September 30, 2012 and December 31, 2011.

Inventory, Policy [Policy Text Block]

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to the point of sale and putting them in a saleable condition. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. Our reserve requirements generally increase as our projected demand requires; or decrease due to market conditions and product life cycle changes. The Company estimates the demand requirements based on market conditions, forecasts prepared by its customers, sales contracts and orders on hand.

In addition, the Company estimates net realizable value based on intended use, current market value and inventory ageing analyses. The Company writes down inventories for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventories and their estimated net realizable value based upon assumptions about future demand and market conditions. Historically, the actual net realizable value closely approximated management’s estimate.

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to the point of sale and putting them in a saleable condition. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. Our inventory requirements generally increase as our projected demand requires; or decrease due to market conditions and product life cycle changes. The Company estimates the demand requirements based on market conditions, sales contracts and orders in hand.

In addition, the Company estimates net realizable value based on intended use, current market value and inventory aging analyses. The Company writes down inventories for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventories and their estimated net realizable value based upon assumptions about future demand and market conditions. Historically, the actual net realizable value has been close to management’s estimate.

Property, Plant and Equipment [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Gains or losses on disposals are reflected as gain or loss in the year of disposal. All ordinary repair and maintenance costs are expensed as incurred. Expenditures for maintenance and repairs are expensed as incurred. Major renewals and betterments are charged to the property accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed in the current period.

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of assets as set outlined below.

Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Gains or losses on disposals are reflected as gain or loss in the year of disposal. All ordinary repair and maintenance costs are expensed as incurred. Expenditures for maintenance and repairs are expensed as incurred. Major renewals and betterments are charged to the property accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed in the current period.

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of assets as set outlined below.

Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

Impairment of Long-Lived Assets [Policy Text Block]

Impairment of Long-Lived Assets

In accordance with Accounting Standards Codification (“ASC”) 360, “Property, Plant and Equipment,” the Company reviews the carrying values of long-lived assets, including property, plant and equipment and other intangible assets, whenever facts and circumstances indicate that the assets may be impaired. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs of disposal. For 2011 and 2010, the Company performed an annual impairment review of long-lived assets and concluded that there was no impairment loss.

Impairment of Long-Lived Assets

In accordance with ASC 360, “Property, Plant and Equipment”, the Company reviews the carrying values of long-lived assets, including property, plant and equipment and other intangible assets, whenever facts and circumstances indicate that the assets may be impaired. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs of disposal. For the nine months ended September 30, 2012 and 2011, the Company did not record any impairment loss for long-lived assets.

Revenue Recognition [Policy Text Block]

Revenue Recognition

The Company recognizes sales in accordance with ASC Topic 605 Revenue Recognition.

The Company recognizes revenue when all the four following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services were rendered, (iii) the price to the customer is fixed or determinable and, (iv) collection of the resulting receivable is reasonably assured.

Revenue is not recognized until title and risk of loss is transferred to the customer, which occurs upon delivery of goods, and objective evidence exists that customer acceptance provisions were met.

The Company bases its estimates on historical experience taking into consideration the type of products sold, the type of customer, and the type of specific transaction in each arrangement. Revenues represent the invoiced value of goods, net of value added tax (“VAT”).

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers. Deposits or advance payments from customers prior to delivery of goods and passage of title of goods are recorded as advances from customers.

Revenue Recognition

The Company recognizes sales in accordance with ASC Topic 605 Revenue Recognition. The Company recognizes revenue when the following criteria are met:

(i)	persuasive evidence of an arrangement exists;

(ii)	delivery has occurred or services were rendered;

(iii)	the price to the customer is fixed or determinable and,

(iv)	collection of the resulting receivable is reasonably assured.

Revenue is not recognized until title and risk of loss is transferred to the customer, which occurs upon delivery of goods, and objective evidence exists that customer acceptance provisions were met.

The Company bases its estimates on historical experience taking into consideration the type of products sold, the type of customer, and the type of specific transaction in each arrangement. Revenues represent the invoiced value of goods, net of value added tax (“VAT”).

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers. Deposits or advance payments from customers prior to delivery of goods and passage of title of goods are recorded as advanced from customers.

Income Taxes [Policy Text Block]

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes.” Under this method, deferred income taxes are recognized for the estimated tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts and each year-end based on enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized when, in management’s opinion, it is more likely than not that some portion of the deferred tax assets will not be realized. The provision for income taxes represents current taxes payable net of the change during the period in deferred tax assets and liabilities.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for the estimated tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts and each year-end based on enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized when, in management’s opinion, it is more likely than not that some portion of the deferred tax assets will not be realized. The provision for income taxes represents current taxes payable net of the change during the period in deferred tax assets and liabilities.

Earnings Per Share [Policy Text Block]

Earnings Per Share

The Company reports earnings per share in accordance with the provisions of ASC 260 “Earnings Per Share.” ASC 260 requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock using the treasury method.

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income position at the calculation dates. As of December 31, 2011 and 2010 respectively, the stock options issued to the Company’s former executive of 150,000 shares and 100,000 shares were anti-dilutive and excluded from the calculation of diluted earnings per share.

Earnings (Loss) Per Share

The Company reports earnings (loss) per share in accordance with the provisions of ASC 260 “Earnings Per Share”. ASC 260 requires presentation of basic and diluted earnings (loss) per share in conjunction with the disclosure of the methodology used in computing such earnings (loss) per share. Basic earnings (loss) per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock using the treasury method.

Common stock equivalents represent the dilutive effect of the assumed exercise of the outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon the Company’s net income (loss) position at the calculation dates. In January 2012, the Company issued 300,000 stock options to the Company’s Senior Vice President Mr. Steve Ross and 100,000 stock options to three independent directors. In April 2012, the 300,000 stock options to the executive officer and 30,000 stock options to a former independent director were cancelled. Meanwhile on April 14, 2012 the Company and Mr. Steve Ross entered into a restricted shares grant agreement (the “Restricted Shares Grant Agreement”) pursuant to which Mr. Ross was granted 290,000 shares of common stock, par value $0.001 (“Common Stock”) with such restricted stock vesting on April 14, 2012, the fair value of the restricted stock equal to the quoted market value on April 14, 2012 of $1.2. For the nine months ended September 30, 2012, these options were dilutive and included in the calculation of diluted earnings per share. For the three months ended September 30, 2012, these options were anti-dilutive and not included in the calculation of earnings per share.

In May 2012, the Company issued 30,000 stock options to a new independent director, the calculated fair value of the grant at grant date was $0.37 each share with a total of $11,100 using Black-Scholes option-pricing model. For the three and nine months ended September 30, 2012, the option granted to the new independent director was anti-dilutive and not included in the calculation of earnings per share.

On May 11, 2012, Longhai Steel Inc. entered into a securities purchase agreement (the “ Securities Purchase Agreement ”) with certain accredited investors (the “ Investors ”) pursuant to which the Company agreed to sell to the Investors 1,600,000 units for $0.75 per unit, for total proceeds of $1.2 million. Each unit entitles the Investors to purchase one share of the Company’s common stock at $0.75 per share and a three-year warrant to purchase one-half of one share of common stock at the exercise price of $1.00 per share (the “ Warrants ”). The closing of the transactions occurred on June 6, 2012 upon the fulfillment of closing conditions contained in the Securities Purchase Agreement. The Company uses Black-Scholes option-pricing model to estimate the fair value of the warrants. The fair value of warrants was estimated on the date of grant. Valuation assumptions used in the Black-Scholes model for warrants issued include: (1) discount rate of 1.575% based on United States Treasury yield in effect at the time of the grant, (2) expected term of 3 years as the expiration date of the warrants, (3) expected volatility of 51.9%, and (4) zero expected dividend. The calculated fair value of the grant at grant date was $176,000. No warrants were exercised during the nine months ended September 30, 2012. For the Securities Purchase Agreement , the Company signed an agreement with Network 1 Financial Securities, Inc. (the “Placement Agent) as the placement agent. According to the agreement, at the initial closing, and at each subsequent closing, the Company shall pay to the Placement Agent a commission equal to 10% of the aggregate purchase price of the securities sold by the Placement Agent. The Company will also issue to the Placement Agent or its designees warrants to purchase 10% of the total shares sold in the offering with a $1 exercise price expiring in three years and a cashless exercise option. The Company will also pay to Placement Agent 3% of the offering proceeds as non-accountable expenses. A total of $156,000 cash commission and 160,000 shares of warrants was grant to the Placement Agent. Such commission directly attributable to the offering charged against the gross proceeds of the offering. For the three and nine months ended September 30, 2012, these options were anti-dilutive and not included in the calculation of diluted earnings per share.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurements and Disclosures,” adopted January 1, 2008, defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current receivables and payables qualify as financial instruments. Management concluded the carrying values are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
  Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivables, other receivables, accounts payable, notes payable. Cash and cash equivalents consist primarily of high rated money market funds at a variety of well-known institutions with original maturities of three months or less. Restricted cash represents time deposits on account to secure short-term bank loans and notes payable. Management estimates that the carrying amounts of the non related party financial instruments approximate their fair values due to their short-term nature.

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurements and Disclosures”, adopted January 1, 2008, defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current receivables and payables qualify as financial instruments. Management concluded the carrying values are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available. The three levels are defined as follows:

  Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

  Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivables, other receivables, accounts payable, notes payable. Cash and cash equivalents consist primarily of high rated money market funds at a variety of well-known institutions with original maturities of three months or less. Restricted cash represents deposits on account to secure notes payable. Management estimates that the carrying amounts of the non related party financial instruments approximate their fair values due to their short-term nature.

Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. This guidance is effective for interim and annual periods beginning after December 15, 2011. These changes become effective for the Company on January 1, 2012. Other than the additional disclosure requirements, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for annual periods beginning on or after December 15, 2011 and interim and annual periods thereafter. These changes become effective for the Company on January 1, 2012. Other than the change in presentation, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

FASB has issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments to FASB ASC in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Coinciding with the release of ASU No. 2011-11, the IASB has issued Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to IFRS 7). This amendment requires disclosures about the offsetting of financial assets and financial liabilities common to those in ASU No. 2011-11. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Other than the additional disclosure requirements, management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

In December 2011, FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of AOCI in both net income and OCI on the face of the financial statements. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Companies should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Management has determined that the adoption of these changes will not have a material impact on the Company’s Consolidated Financial Statements.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

ORGANIZATION AND BUSINESS OPERATIONS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF CONSOLIDATED VIE's ASSETS AND LIABILITIES [Table Text Block]
	December 31,
	2011	2010
ASSETS
Current Assets
Cash and cash equivalents	$2,658,657	$191,570
Accounts receivable, net	905,232	908,327
Inventory, net	3,633,190	8,500,770
Advance to suppliers	27,183,336	36,690,323
Tax receivable	3,048,825	276,638
Prepaid expenses	10,881	10,465
Notes receivable	15,727	226,867
Other current assets	2,376,867	6,350,749
Current deferred tax assets	65,964	74,976
Due from related parties	32,844,632	-
Total current assets	72,743,311	53,230,685

Property, plant and equipment, net	22,514,658	24,648,688
Intangible assets	42,463	-
Non-current deferred tax assets	53,864	-
TOTAL ASSETS	$95,354,296	$77,879,373

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$8,093,254	$8,355,457
Advance from customers	19,269,063	15,692,066
Short-term borrowing	3,625,069	-
Income tax payable	6,467,167	5,701,872
Accrued liabilities	416,485	2,107,965
Due to related party	-	1,531,755
Total current liabilities	37,871,038	33,389,115

Non-current deferred tax liabilities	-	170,686

TOTAL LIABILITIES	$37,871,038	$33,559,801

	September 30, 2012	December 31, 2011
	(Unaudited)
ASSETS
Current Assets
Cash and cash equivalents	$528,668	$2,658,657
Accounts receivable	982,881	905,232
Inventory	2,954,852	3,633,190
Advance to suppliers	77,142,658	27,183,336
Tax receivable	370,099	3,643,142
Prepaid expenses	23,136	10,881
Notes receivable	474,196	15,727
Other current assets	1,575,632	2,376,867
Current deferred tax assets	90,915	65,964
Due from related parties	-	32,844,632
Total current assets	84,143,037	73,337,628

Property, plant and equipment, net	20,300,193	22,514,658
Intangible assets, net	35,907	42,463
Non-current deferred tax assets	119,191	53,864
TOTAL ASSETS	$104,598,328	$95,948,613

LIABILITIES
Current Liabilities
Accounts payable	12,566,650	8,093,254
Advance from customers	16,126,894	19,269,063
Loan from third party	-	3,625,069
Tax payable	577,274	594,317
Income tax payable	7,891,732	6,467,167
Due to related parties	2,690,635	-
Accrued liabilities	1,037,378	416,485
Total current liabilities	40,890,563	38,465,355
TOTAL LIABILITIES	$40,890,563	$38,465,355

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF ESTIMATED USEFUL LIFE [Table Text Block]
Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

Estimated Useful Life
Plant and building	20 years
Machinery and equipment	10 years
Office furniture and equipment	10 years
Transportation equipment	5 years

INVENTORY (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF INVENTORY [Table Text Block]
	As of December 31,
	2011	2010
Raw material	$354,785	$235,152
Finished goods	868,348	6,423,029
Spareparts inventory	2,410,057	1,842,589
Total inventory	$3,633,190	$8,500,770

	September 30, 2012	December 31,2011
	(Unaudited)
Raw material	$345,355	$354,785
Finished goods	159,657	868,348
Spare parts inventory	2,449,840	2,410,057

Total inventory	$2,954,852	$3,633,190

ADVANCE TO SUPPLIERS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF ADVANCE TO SUPPLIERS [Table Text Block]
	As of December 31,
	2011	2010
Advance to suppliers	$27,183,336	$36,690,325

	September 30, 2012	December 31, 2011
	(Unaudited)
Advance to suppliers	$77,142,658	$27,183,336

TAX RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE OF TAX RECEIVABLE [Table Text Block]
	As of December 31,
	2011	2010
VAT deductable	$3,643,142	$900,740
Other tax payable	(594,317)	(624,102)
Total tax receivable	$3,048,825	$276,638

OTHER CURRENT ASSETS (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF OTHER CURRENT ASSETS [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Unverified input VAT	$1,493,970	$2,376,867
Staff advance	81,662	-

Total other current assets	$1,575,632	$2,376,867

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT [Table Text Block]
	As of December 31,
	2011	2010
Plant and building	8,029,268	7,721,664
Machinery and equipment	20,839,312	20,014,123
Office furniture and equipment	9,058,075	8,686,807
Transportation equipment	182,075	96,988

Total property, plant and equipment	38,108,730	36,519,582
Less: accumulated depreciation	(15,594,072)	(11,870,892)

Total property, plant and equipment, net	$22,514,658	$24,648,690

	September 30, 2012	December 31, 2011
	(Unaudited)
Plant and building	$8,069,881	$8,029,268
Machinery and equipment	20,982,760	20,839,312
Office furniture and equipment	9,202,043	9,058,075
Transportation equipment	182,996	182,075

Total property, plant and equipment	38,437,680	38,108,730
Less: accumulated depreciation	(18,137,487)	(15,594,072)

Total property, plant and equipment, net	$20,300,193	$22,514,658

RELATED PARTY BALANCE AND TRANSCATIONS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF RELATED PARTY BALANCE AND TRANSACTIONS [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Xingtai Longhai Steel Group Co., Ltd.	$(2,690,635)	$32,844,632

SCHEDULE OF DUE FROM RELATED PARTIES [Table Text Block]
	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd. (Longhai Steel Group)	$32,844,632	$-

SCHEDULE OF DUE TO RELATED PARTY [Table Text Block]
	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd.	$-	$1,531,755

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES [Table Text Block]
	As of December 31,
	2011	2010
Accounts payable	$8,093,254	$8,355,457
Advances from customers	19,269,063	15,692,067
Income tax payable	6,467,260	5,701,872

Accrued liabilities and other payables:
– payroll payable	263,856	198,171
– accrued utility	-	103,096
– customer deposits	-	801,790
– payable for equipment purchased	144,660	1,004,907
– others	109,779	102,012
Subtotal of accrued expenses and other payables	$518,295	$2,209,976

INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE OF INTEREST EXPENSE [Table Text Block]
	Year ended December 31,
	2011	2010
Bank acceptance discount expenses	$1,733,864	$876,492
Other interest expenses	648,190	-
Total interest expenses	$2,382,054	$876,492

INCOME TAX (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF DEFERRED TAX ASSETS [Table Text Block]
	As of December 31,
	2011	2010
Current deferred tax assets:
Payroll deductible in next year	$65,964	$74,976
Total current deferred tax assets	65,964	74,976
Non-current deferred tax assets:
Depreciation of fixed assets	53,864	-
Total non-current deferred tax assets	53,864	-
Total deferred tax assets	$119,828	$74,976

Non-current deferred tax liabilities:
Depreciation of fixed assets	$-	$170,686
Total deferred tax liabilities	$-	$170,686

Net current deferred tax assets	65,964	74,976
Net non-current deferred tax assets	53,864	-
Net non-current deferred tax liabilities	-	170,686

	September 30, 2012	December 31,2011
	(Unaudited)
Current deferred tax assets:
Expenses deductible in next period	$90,915	$65,964
Total current deferred tax assets	90,915	65,964
Non-current deferred tax assets:
Depreciation of fixed assets	119,192	53,864
Total non-current deferred tax assets	119,192	53,864
Total deferred tax assets	$210,107	$119,828

SCHEDULE OF INCOME TAX RATE RECONCILIATION [Table Text Block]
	Year ended December 31,
	2011		2010
US statutory rates	34.0%		34.0%
Tax rate difference	(9.0%	)	(9.0%	)
Non deductible expense/(non-taxable income)	(1.1%	)	0.8%

Tax per financial statements	23.9%		25.8%

	2012		2011
	(Unaudited)		(Unaudited)
US statutory rates	34.0%		34.0%
Tax rate difference	( 9.0%	)	( 9.0%	)
Non deductible expense	4.1%		0.6%
Tax per financial statements	29.1%		25.6%

COMMITMENTS AND CONTINGECIES (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF FUTURE LEASE COMMITMENT [Table Text Block]
Amount
Within 1 year	$2,165,842
1 year to 2 years	2,165,842
2 year to 3 years	2,165,842
3 years to 4 years	2,165,842
4 years to 5 years	1,263,408
over 5 years	-
Total	$9,926,776

Amount
Within 1 year	$2,212,914
1 year to 2 years	2,212,914
2 years to 3 years	2,212,914
3 years to 4 years	1,844,095

Total	$8,482,837

MAJOR CUSTOMERS AND MAJOR SUPPLIERS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF REVENUE BY MAJOR CUSTOMERS [Table Text Block]
Customer Name	Sales 2011	Percentage	Sales 2010	Percentage
Customer A	92,972,492	15%	49,176,417	10.3%
Customer B	76,088,946	13%	25,919,678	5.5%
Customer C	75,671,322	12%	-	-
Total	244,732,760	40%	75,096,095	15.8%

	Nine Months Ended September 30,
	2012		2011
Sales to customer A	$63,118,350	16%	$71,909,130	18%

Sales to customer B	$7,270,852	2%	$75,416,990	18%

CASH AND CASH EQUIVALENTS (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF CASH AND CASH EQUIVALENTS [Table Text Block]
	September 30, 2012	December 31,2011
	(Unaudited)
Cash on hand	$47,210	$5,996
Cash in bank	896,693	2,759,157

Total cash and cash equivalents	$943,903	$2,765,153

NOTES RECEIVABLE (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF NOTES RECEIVABLE [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Notes receivable	$474,196	$15,727

ADVANCE FROM CUSTOMERS (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF ADVANCE FROM CUSTOMERS [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Advance from customers	$16,126,894	$19,269,063

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF ACCRUED LIABILITIES [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Accrued liabilities:
– payroll payable	$363,661	$263,856
– payable for equipment purchased	75,211	144,660
– loan due to 3 rd party	553,228	144,660
– others	145,977	109,779
Total of accrued liabilities	$1,138,077	$518,295

ORGANIZATION AND BUSINESS OPERATIONS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Business Operations 1		100.00%
Organization And Business Operations 2		10,000
Organization And Business Operations 3		98.50%
Organization And Business Operations 4		9,850,000
Organization And Business Operations 5		10,000,000
Organization And Business Operations 6		3.51%
Organization And Business Operations 7		7.30%
Organization And Business Operations 8		2.08%
Organization And Business Operations 9		0.31%
Organization And Business Operations 10		3.12%
Organization And Business Operations 11		1.53%
Organization And Business Operations 12		0.92%
Organization And Business Operations 13		29.45%
Organization And Business Operations 14		51.78%
Organization And Business Operations 15		100.00%
Organization And Business Operations 16		80.00%
Organization And Business Operations 17		15.00%
Organization And Business Operations 18		5.00%
Organization And Business Operations 19		80.00%
Organization And Business Operations 20		100.00%
Organization And Business Operations 21		80.00%
Organization And Business Operations 22		15.00%
Organization And Business Operations 23		5.00%
Organization And Business Operations 24		80.00%
Organization And Business Operations 25		100.00%
Organization And Business Operations 26		100.00%
Organization And Business Operations 27		$ 608,038,370
Organization And Business Operations 28		589,318,547
Organization And Business Operations 29		1,681,844
Organization And Business Operations 30		11,113,109
Organization And Business Operations 31		475,022,529
Organization And Business Operations 32		456,446,007
Organization And Business Operations 33		1,889,208
Organization And Business Operations 34		11,854,806
Organization And Business Operations 1	100.00%
Organization And Business Operations 2	10,000
Organization And Business Operations 3	98.50%
Organization And Business Operations 4	9,850,000
Organization And Business Operations 5	10,000,418
Organization And Business Operations 6	3.51%
Organization And Business Operations 7	7.30%
Organization And Business Operations 8	2.08%
Organization And Business Operations 9	0.31%
Organization And Business Operations 10	3.12%
Organization And Business Operations 11	1.53%
Organization And Business Operations 12	0.92%
Organization And Business Operations 13	29.45%
Organization And Business Operations 14	51.78%
Organization And Business Operations 15	100.00%
Organization And Business Operations 16	80.00%
Organization And Business Operations 17	15.00%
Organization And Business Operations 18	5.00%
Organization And Business Operations 19	80.00%
Organization And Business Operations 20	100.00%
Organization And Business Operations 21	1,500,000
Organization And Business Operations 22	100.00%
Organization And Business Operations 23	391,077,808
Organization And Business Operations 24	410,775,293
Organization And Business Operations 25	378,987,459
Organization And Business Operations 26	400,408,290
Organization And Business Operations 27	2,947,800
Organization And Business Operations 28	1,923,823
Organization And Business Operations 29	5,941,736
Organization And Business Operations 30	4,679,385
Organization And Business Operations 31	94,815,189
Organization And Business Operations 32	118,760,655
Organization And Business Operations 33	93,041,038
Organization And Business Operations 34	115,899,850
Organization And Business Operations 35	1,253,819
Organization And Business Operations 36	953,063
Organization And Business Operations 37	165,535
Organization And Business Operations 38	$ 830,647

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($) option Y	Sep. 30, 2012 CNY	Dec. 31, 2011 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies 1			100.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 2			6.3585
Basis Of Presentation And Summary Of Significant Accounting Policies 3			$ 1
Basis Of Presentation And Summary Of Significant Accounting Policies 4			6.6118
Basis Of Presentation And Summary Of Significant Accounting Policies 5			1
Basis Of Presentation And Summary Of Significant Accounting Policies 6			6.464
Basis Of Presentation And Summary Of Significant Accounting Policies 7			6.77891
Basis Of Presentation And Summary Of Significant Accounting Policies 8			1
Basis Of Presentation And Summary Of Significant Accounting Policies 9			4,119,896
Basis Of Presentation And Summary Of Significant Accounting Policies 10			2,166,544
Basis Of Presentation And Summary Of Significant Accounting Policies 11			905,232
Basis Of Presentation And Summary Of Significant Accounting Policies 12			908,327
Basis Of Presentation And Summary Of Significant Accounting Policies 13			150,000
Basis Of Presentation And Summary Of Significant Accounting Policies 14			100,000
Basis Of Presentation And Summary Of Significant Accounting Policies 1	100.00%	100.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 2	6.3265	6.3265
Basis Of Presentation And Summary Of Significant Accounting Policies 3	1
Basis Of Presentation And Summary Of Significant Accounting Policies 4	6.3585	6.3585
Basis Of Presentation And Summary Of Significant Accounting Policies 5	1
Basis Of Presentation And Summary Of Significant Accounting Policies 6	6.318	6.318
Basis Of Presentation And Summary Of Significant Accounting Policies 7		6.4893
Basis Of Presentation And Summary Of Significant Accounting Policies 8	1
Basis Of Presentation And Summary Of Significant Accounting Policies 9		6.3302
Basis Of Presentation And Summary Of Significant Accounting Policies 10		6.3444
Basis Of Presentation And Summary Of Significant Accounting Policies 11	1
Basis Of Presentation And Summary Of Significant Accounting Policies 12	4,402,694
Basis Of Presentation And Summary Of Significant Accounting Policies 13	4,119,896
Basis Of Presentation And Summary Of Significant Accounting Policies 14	982,881
Basis Of Presentation And Summary Of Significant Accounting Policies 15	905,232
Basis Of Presentation And Summary Of Significant Accounting Policies 16	300,000	300,000
Basis Of Presentation And Summary Of Significant Accounting Policies 17	100,000	100,000
Basis Of Presentation And Summary Of Significant Accounting Policies 18	300,000	300,000
Basis Of Presentation And Summary Of Significant Accounting Policies 19	30,000	30,000
Basis Of Presentation And Summary Of Significant Accounting Policies 20	290,000	290,000
Basis Of Presentation And Summary Of Significant Accounting Policies 21	0.001
Basis Of Presentation And Summary Of Significant Accounting Policies 22	1.2
Basis Of Presentation And Summary Of Significant Accounting Policies 23	30,000	30,000
Basis Of Presentation And Summary Of Significant Accounting Policies 24	0.37
Basis Of Presentation And Summary Of Significant Accounting Policies 25	11,100
Basis Of Presentation And Summary Of Significant Accounting Policies 26	1,600,000	1,600,000
Basis Of Presentation And Summary Of Significant Accounting Policies 27	$ 0.75
Basis Of Presentation And Summary Of Significant Accounting Policies 28	1,200,000
Basis Of Presentation And Summary Of Significant Accounting Policies 29	$ 0.75
Basis Of Presentation And Summary Of Significant Accounting Policies 30	$ 1
Basis Of Presentation And Summary Of Significant Accounting Policies 31	1.57%	1.57%
Basis Of Presentation And Summary Of Significant Accounting Policies 32	3	3
Basis Of Presentation And Summary Of Significant Accounting Policies 33	51.90%	51.90%
Basis Of Presentation And Summary Of Significant Accounting Policies 34	176,000
Basis Of Presentation And Summary Of Significant Accounting Policies 36	10.00%	10.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 37	10.00%	10.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 38	1
Basis Of Presentation And Summary Of Significant Accounting Policies 39	3.00%	3.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 40	$ 156,000
Basis Of Presentation And Summary Of Significant Accounting Policies 41	160,000	160,000

OTHER CURRENT ASSETS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Current Assets 1		$ 2,376,867
Other Current Assets 2		6,350,750
Other Current Assets 1	1,493,970
Other Current Assets 2	$ 2,376,867

PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant And Equipment 1		$ 3,197,237
Property, Plant And Equipment 2		3,035,963
Property, Plant And Equipment 1	2,467,854
Property, Plant And Equipment 2	2,380,390
Property, Plant And Equipment 3	822,888
Property, Plant And Equipment 4	$ 804,588

RELATED PARTY BALANCE AND TRANSCATIONS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Balance And Transcations 1		$ 31,812,188
Related Party Balance And Transcations 2		0
Related Party Balance And Transcations 3		1,603,266
Related Party Balance And Transcations 4		365,876
Related Party Balance And Transcations 5		936,698
Related Party Balance And Transcations 6		1,527,203
Related Party Balance And Transcations 7		15,244,809
Related Party Balance And Transcations 8		7,573,098
Related Party Balance And Transcations 9		4,703,287
Related Party Balance And Transcations 10		0
Related Party Balance And Transcations 11		15,450,433
Related Party Balance And Transcations 12		13,498,213
Related Party Balance And Transcations 13		543,391,510
Related Party Balance And Transcations 14		450,299,668
Related Party Balance And Transcations 15		3,006,870
Related Party Balance And Transcations 16		5,267,131
Related Party Balance And Transcations 17		932,420
Related Party Balance And Transcations 18		28,593
Related Party Balance And Transcations 19		2,941,200
Related Party Balance And Transcations 20		1.00%
Related Party Balance And Transcations 1	0
Related Party Balance And Transcations 2	31,812,188
Related Party Balance And Transcations 3	1,195,612
Related Party Balance And Transcations 4	1,603,266
Related Party Balance And Transcations 5	297,546
Related Party Balance And Transcations 6	365,876
Related Party Balance And Transcations 7	1,792,569
Related Party Balance And Transcations 8	936,698
Related Party Balance And Transcations 9	4,219,045
Related Party Balance And Transcations 10	6,358,114
Related Party Balance And Transcations 11	1,057,131
Related Party Balance And Transcations 12	2,861,763
Related Party Balance And Transcations 13	12,874,129
Related Party Balance And Transcations 14	0
Related Party Balance And Transcations 15	345,730,177
Related Party Balance And Transcations 16	403,725,352
Related Party Balance And Transcations 17	0
Related Party Balance And Transcations 18	0
Related Party Balance And Transcations 19	86,103,218
Related Party Balance And Transcations 20	139,428,211
Related Party Balance And Transcations 21	1,889,770
Related Party Balance And Transcations 22	2,610,339
Related Party Balance And Transcations 23	390,409
Related Party Balance And Transcations 24	1,021,332
Related Party Balance And Transcations 25	1,688,479
Related Party Balance And Transcations 26	404,042
Related Party Balance And Transcations 27	564,500
Related Party Balance And Transcations 28	389,243
Related Party Balance And Transcations 29	$ 3,817,500
Related Party Balance And Transcations 30	25,000,000
Related Party Balance And Transcations 31	1.00%

LOAN FROM THRID PARTY (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan From Thrid Party 1		20.00%
Loan From Thrid Party 2		$ 3,625,069
Loan From Thrid Party 3		0
Loan From Thrid Party 1	20.00%
Loan From Thrid Party 2	0
Loan From Thrid Party 3	3,625,069
Loan From Thrid Party 4	274,757
Loan From Thrid Party 5	$ 551,144

INCOME TAX (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax 1		33.00%
Income Tax 2		25.00%
Income Tax 1	25.00%

SHAREHOLDERS EQUITY (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011
Shareholders Equity 1		10.00%
Shareholders Equity 2		50.00%
Shareholders Equity 1	10.00%
Shareholders Equity 2	50.00%
Shareholders Equity 3	1,600,000
Shareholders Equity 4	$ 0.75
Shareholders Equity 5	$ 1,200,000
Shareholders Equity 6	$ 0.75
Shareholders Equity 7	$ 1
Shareholders Equity 8	1,600,000
Shareholders Equity 9	13.30%
Shareholders Equity 10	800,000
Shareholders Equity 11	1.58%
Shareholders Equity 12	3
Shareholders Equity 13	51.90%
Shareholders Equity 14	176,000
Shareholders Equity 16	10.00%
Shareholders Equity 17	10.00%
Shareholders Equity 18	1
Shareholders Equity 19	3.00%
Shareholders Equity 20	156,000
Shareholders Equity 21	160,000
Shareholders Equity 22	290,000
Shareholders Equity 23	0.001
Shareholders Equity 24	26,427
Shareholders Equity 25	171,533
Shareholders Equity 26	0.5718
Shareholders Equity 27	171,533
Shareholders Equity 28	26,427
Shareholders Equity 29	1.2
Shareholders Equity 30	348,000
Shareholders Equity 31	1.072
Shareholders Equity 32	321,573
Shareholders Equity 33	30,000
Shareholders Equity 34	$ 1.2
Shareholders Equity 35	$ 108,000

STOCK OPTION PLAN (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 option Y	Dec. 31, 2011 Y
Stock Option Plan 1		200,000
Stock Option Plan 2		$ 6
Stock Option Plan 3		1.63%
Stock Option Plan 4		2.875
Stock Option Plan 5		88.00%
Stock Option Plan 6		664,328
Stock Option Plan 7		20,761
Stock Option Plan 1	200,000
Stock Option Plan 2	6
Stock Option Plan 3	1.63%
Stock Option Plan 4	2.875
Stock Option Plan 5	88.00%
Stock Option Plan 6	664,328
Stock Option Plan 7	300,000
Stock Option Plan 8	0.13
Stock Option Plan 9	100,000
Stock Option Plan 10	0.7
Stock Option Plan 11	300,000
Stock Option Plan 12	30,000
Stock Option Plan 13	30,000
Stock Option Plan 14	0.82
Stock Option Plan 15	171,533
Stock Option Plan 16	21,367
Stock Option Plan 17	1.49%
Stock Option Plan 18	3
Stock Option Plan 19	55.00%
Stock Option Plan 20	11,100
Stock Option Plan 21	1.49%
Stock Option Plan 22	3
Stock Option Plan 23	55.10%
Stock Option Plan 24	226,486
Stock Option Plan 25	145,322
Stock Option Plan 26	3,951
Stock Option Plan 27	$ 93

COMMITMENTS AND CONTINGECIES (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011 Y
Commitments And Contingecies 1		$ 29,986
Commitments And Contingecies 2		5
Commitments And Contingecies 3		2,165,842
Commitments And Contingecies 1	29,986
Commitments And Contingecies 2	5
Commitments And Contingecies 3	$ 2,212,914

MAJOR CUSTOMERS AND MAJOR SUPPLIERS (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Major Customers And Major Suppliers 1		40.00%
Major Customers And Major Suppliers 2		15.80%
Major Customers And Major Suppliers 3		10.00%
Major Customers And Major Suppliers 4		9.60%
Major Customers And Major Suppliers 5		0.30%
Major Customers And Major Suppliers 6		0
Major Customers And Major Suppliers 1	18.00%
Major Customers And Major Suppliers 2	15.80%
Major Customers And Major Suppliers 3	10.00%

RESTRICTED NET ASSET (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Restricted Net Asset 1	10.00%
Restricted Net Asset 2	50.00%
Restricted Net Asset 3	10.00%
Restricted Net Asset 4	50.00%
Restricted Net Asset 5	$ 4,200,000
Restricted Net Asset 6	10.00%
Restricted Net Asset 7	5.00%
Restricted Net Asset 8	5.00%
Restricted Net Asset 9	49,000,000
Restricted Net Asset 10	1,500,000
Restricted Net Asset 11	$ 4,200,000

SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Subsequent Events 1	300,000
Subsequent Events 2	$ 0.13
Subsequent Events 3	100,000
Subsequent Events 4	0.7
Subsequent Events 5	171,533
Subsequent Events 6	$ 21,367

OTHER OPERATION EXPENSES (Narrative) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Other Operation Expenses 1	$ 1,493,530

SCHEDULE OF CONSOLIDATED VIE's ASSETS AND LIABILITIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 1		$ 2,658,657
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 2		191,570
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 3		905,232
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 4		908,327
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 5		3,633,190
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 6		8,500,770
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 7		27,183,336
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 8		36,690,323
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 9		3,048,825
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 10		276,638
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 11		10,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 12		10,465
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 13		15,727
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 14		226,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 15		2,376,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 16		6,350,749
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 17		65,964
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 18		74,976
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 19		32,844,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 20		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 21		72,743,311
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 22		53,230,685
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 23		22,514,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 24		24,648,688
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 25		42,463
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 26		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 27		53,864
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 28		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 29		95,354,296
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 30		77,879,373
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 31		8,093,254
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 32		8,355,457
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 33		19,269,063
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 34		15,692,066
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 35		3,625,069
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 36		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 37		6,467,167
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 38		5,701,872
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 39		416,485
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 40		2,107,965
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 41		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 42		1,531,755
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 43		37,871,038
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 44		33,389,115
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 45		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 46		170,686
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 47		37,871,038
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 48		33,559,801
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 1	528,668
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 2	2,658,657
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 3	982,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 4	905,232
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 5	2,954,852
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 6	3,633,190
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 7	77,142,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 8	27,183,336
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 9	370,099
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 10	3,643,142
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 11	23,136
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 12	10,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 13	474,196
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 14	15,727
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 15	1,575,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 16	2,376,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 17	90,915
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 18	65,964
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 19	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 20	32,844,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 21	84,143,037
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 22	73,337,628
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 23	20,300,193
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 24	22,514,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 25	35,907
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 26	42,463
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 27	119,191
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 28	53,864
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 29	104,598,328
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 30	95,948,613
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 31	12,566,650
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 32	8,093,254
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 33	16,126,894
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 34	19,269,063
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 35	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 36	3,625,069
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 37	577,274
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 38	594,317
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 39	7,891,732
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 40	6,467,167
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 41	2,690,635
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 42	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 43	1,037,378
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 44	416,485
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 45	40,890,563
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 46	38,465,355
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 47	40,890,563
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 48	$ 38,465,355

SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011 Y
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 1		20
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 2		10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 3		10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 4		5
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 1	20
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 2	10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 3	10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 4	5

SCHEDULE OF INVENTORY (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Schedule Of Inventory 1		$ 354,785
Inventory Schedule Of Inventory 2		235,152
Inventory Schedule Of Inventory 3		868,348
Inventory Schedule Of Inventory 4		6,423,029
Inventory Schedule Of Inventory 5		2,410,057
Inventory Schedule Of Inventory 6		1,842,589
Inventory Schedule Of Inventory 7		3,633,190
Inventory Schedule Of Inventory 8		8,500,770
Inventory Schedule Of Inventory 1	345,355
Inventory Schedule Of Inventory 2	354,785
Inventory Schedule Of Inventory 3	159,657
Inventory Schedule Of Inventory 4	868,348
Inventory Schedule Of Inventory 5	2,449,840
Inventory Schedule Of Inventory 6	2,410,057
Inventory Schedule Of Inventory 7	2,954,852
Inventory Schedule Of Inventory 8	$ 3,633,190

SCHEDULE OF ADVANCE TO SUPPLIERS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Advance To Suppliers Schedule Of Advance To Suppliers 1		$ 27,183,336
Advance To Suppliers Schedule Of Advance To Suppliers 2		36,690,325
Advance To Suppliers Schedule Of Advance To Suppliers 1	77,142,658
Advance To Suppliers Schedule Of Advance To Suppliers 2	$ 27,183,336

SCHEDULE OF TAX RECEIVABLE (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Tax Receivable Schedule Of Tax Receivable 1	$ 3,643,142
Tax Receivable Schedule Of Tax Receivable 2	900,740
Tax Receivable Schedule Of Tax Receivable 3	(594,317)
Tax Receivable Schedule Of Tax Receivable 4	(624,102)
Tax Receivable Schedule Of Tax Receivable 5	3,048,825
Tax Receivable Schedule Of Tax Receivable 6	$ 276,638

SCHEDULE OF OTHER CURRENT ASSETS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Other Current Assets Schedule Of Other Current Assets 1	$ 1,493,970
Other Current Assets Schedule Of Other Current Assets 2	2,376,867
Other Current Assets Schedule Of Other Current Assets 3	81,662
Other Current Assets Schedule Of Other Current Assets 4	0
Other Current Assets Schedule Of Other Current Assets 5	1,575,632
Other Current Assets Schedule Of Other Current Assets 6	$ 2,376,867

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		$ 8,029,268
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		7,721,664
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		20,839,312
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		20,014,123
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		9,058,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		8,686,807
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		182,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		96,988
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		38,108,730
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		36,519,582
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		(15,594,072)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		(11,870,892)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		22,514,658
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		24,648,690
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	8,069,881
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,029,268
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	20,982,760
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	20,839,312
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	9,202,043
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	9,058,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	182,996
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	182,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	38,437,680
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	38,108,730
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	(18,137,487)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	(15,594,072)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	20,300,193
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	$ 22,514,658

SCHEDULE OF RELATED PARTY BALANCE AND TRANSACTIONS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Related Party Balance And Transcations Schedule Of Related Party Balance And Transactions 1	$ (2,690,635)
Related Party Balance And Transcations Schedule Of Related Party Balance And Transactions 2	$ 32,844,632

SCHEDULE OF DUE FROM RELATED PARTIES (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Related Party Balance And Transcations Schedule Of Due From Related Parties 1	$ 32,844,632
Related Party Balance And Transcations Schedule Of Due From Related Parties 2	$ 0

SCHEDULE OF DUE TO RELATED PARTY (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Related Party Balance And Transcations Schedule Of Due To Related Party 1	$ 0
Related Party Balance And Transcations Schedule Of Due To Related Party 2	$ 1,531,755

SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 1	$ 8,093,254
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 2	8,355,457
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 3	19,269,063
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 4	15,692,067
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 5	6,467,260
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 6	5,701,872
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 7	263,856
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 8	198,171
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 9	0
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 10	103,096
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 11	0
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 12	801,790
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 13	144,660
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 14	1,004,907
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 15	109,779
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 16	102,012
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 17	518,295
Accounts Payable, Accrued Expenses And Other Payables Schedule Of Accounts Payable, Accrued Expenses And Other Payables 18	$ 2,209,976

SCHEDULE OF INTEREST EXPENSE (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Interest Expense Schedule Of Interest Expense 1	$ 1,733,864
Interest Expense Schedule Of Interest Expense 2	876,492
Interest Expense Schedule Of Interest Expense 3	648,190
Interest Expense Schedule Of Interest Expense 4	0
Interest Expense Schedule Of Interest Expense 5	2,382,054
Interest Expense Schedule Of Interest Expense 6	$ 876,492

SCHEDULE OF DEFERRED TAX ASSETS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Schedule Of Deferred Tax Assets 1		$ 65,964
Income Tax Schedule Of Deferred Tax Assets 2		74,976
Income Tax Schedule Of Deferred Tax Assets 3		65,964
Income Tax Schedule Of Deferred Tax Assets 4		74,976
Income Tax Schedule Of Deferred Tax Assets 5		53,864
Income Tax Schedule Of Deferred Tax Assets 6		0
Income Tax Schedule Of Deferred Tax Assets 7		53,864
Income Tax Schedule Of Deferred Tax Assets 8		0
Income Tax Schedule Of Deferred Tax Assets 9		119,828
Income Tax Schedule Of Deferred Tax Assets 10		74,976
Income Tax Schedule Of Deferred Tax Assets 11		0
Income Tax Schedule Of Deferred Tax Assets 12		170,686
Income Tax Schedule Of Deferred Tax Assets 13		0
Income Tax Schedule Of Deferred Tax Assets 14		170,686
Income Tax Schedule Of Deferred Tax Assets 15		65,964
Income Tax Schedule Of Deferred Tax Assets 16		74,976
Income Tax Schedule Of Deferred Tax Assets 17		53,864
Income Tax Schedule Of Deferred Tax Assets 18		0
Income Tax Schedule Of Deferred Tax Assets 19		0
Income Tax Schedule Of Deferred Tax Assets 20		170,686
Income Tax Schedule Of Deferred Tax Assets 1	90,915
Income Tax Schedule Of Deferred Tax Assets 2	65,964
Income Tax Schedule Of Deferred Tax Assets 3	90,915
Income Tax Schedule Of Deferred Tax Assets 4	65,964
Income Tax Schedule Of Deferred Tax Assets 5	119,192
Income Tax Schedule Of Deferred Tax Assets 6	53,864
Income Tax Schedule Of Deferred Tax Assets 7	119,192
Income Tax Schedule Of Deferred Tax Assets 8	53,864
Income Tax Schedule Of Deferred Tax Assets 9	210,107
Income Tax Schedule Of Deferred Tax Assets 10	$ 119,828

SCHEDULE OF INCOME TAX RATE RECONCILIATION (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Schedule Of Income Tax Rate Reconciliation 1		34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 2		34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 3		(9.00%)
Income Tax Schedule Of Income Tax Rate Reconciliation 4		(9.00%)
Income Tax Schedule Of Income Tax Rate Reconciliation 5		(1.10%)
Income Tax Schedule Of Income Tax Rate Reconciliation 6		0.80%
Income Tax Schedule Of Income Tax Rate Reconciliation 7		23.90%
Income Tax Schedule Of Income Tax Rate Reconciliation 8		25.80%
Income Tax Schedule Of Income Tax Rate Reconciliation 1	34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 2	34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 3	9.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 4	9.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 5	4.10%
Income Tax Schedule Of Income Tax Rate Reconciliation 6	0.60%
Income Tax Schedule Of Income Tax Rate Reconciliation 7	29.10%
Income Tax Schedule Of Income Tax Rate Reconciliation 8	25.60%

SCHEDULE OF FUTURE LEASE COMMITMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011
Commitments And Contingecies Schedule Of Future Lease Commitment 1		$ 2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 2		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 3		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 4		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 5		1,263,408
Commitments And Contingecies Schedule Of Future Lease Commitment 6		0
Commitments And Contingecies Schedule Of Future Lease Commitment 7		9,926,776
Commitments And Contingecies Schedule Of Future Lease Commitment 1	1
Commitments And Contingecies Schedule Of Future Lease Commitment 2	2,212,914
Commitments And Contingecies Schedule Of Future Lease Commitment 3	1
Commitments And Contingecies Schedule Of Future Lease Commitment 4	2
Commitments And Contingecies Schedule Of Future Lease Commitment 5	2,212,914
Commitments And Contingecies Schedule Of Future Lease Commitment 6	2
Commitments And Contingecies Schedule Of Future Lease Commitment 7	3
Commitments And Contingecies Schedule Of Future Lease Commitment 8	2,212,914
Commitments And Contingecies Schedule Of Future Lease Commitment 9	3
Commitments And Contingecies Schedule Of Future Lease Commitment 10	4
Commitments And Contingecies Schedule Of Future Lease Commitment 11	1,844,095
Commitments And Contingecies Schedule Of Future Lease Commitment 12	$ 8,482,837

SCHEDULE OF REVENUE BY MAJOR CUSTOMERS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 1		$ 92,972,492
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 2		15.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 3		49,176,417
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 4		10.30%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 5		76,088,946
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 6		13.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 7		25,919,678
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 8		5.50%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 9		75,671,322
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 10		12.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 11		0
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 12		0
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 13		244,732,760
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 14		40.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 15		75,096,095
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 16		15.80%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 1	63,118,350
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 2	16.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 3	71,909,130
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 4	18.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 5	7,270,852
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 6	2.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 7	$ 75,416,990
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 8	18.00%

SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 1	$ 47,210
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 2	5,996
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 3	896,693
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 4	2,759,157
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 5	943,903
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 6	$ 2,765,153

SCHEDULE OF NOTES RECEIVABLE (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Notes Receivable Schedule Of Notes Receivable 1	$ 474,196
Notes Receivable Schedule Of Notes Receivable 2	$ 15,727

SCHEDULE OF ADVANCE FROM CUSTOMERS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Advance From Customers Schedule Of Advance From Customers 1	$ 16,126,894
Advance From Customers Schedule Of Advance From Customers 2	$ 19,269,063

SCHEDULE OF ACCRUED LIABILITIES (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 1	$ 363,661
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 2	263,856
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 3	75,211
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 4	144,660
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 5	553,228
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 6	144,660
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 7	145,977
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 8	109,779
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 9	1,138,077
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 10	$ 518,295